UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Fidelity® Large Cap Growth Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Apple, Inc.	10.6
Microsoft Corp.	8.9
Amazon.com, Inc.	7.0
Facebook, Inc. Class A	3.3
Alphabet, Inc. Class A	2.9
Tesla, Inc.	2.7
Alphabet, Inc. Class C	2.5
NVIDIA Corp.	2.3
PayPal Holdings, Inc.	2.2
Adobe, Inc.	1.7
44.1

Top Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	44.1
Consumer Discretionary	18.2
Health Care	11.7
Communication Services	11.2
Industrials	5.0
Consumer Staples	3.1
Materials	2.1
Financials	1.3
Energy	1.2
Real Estate	1.1

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.0%

Fidelity® Large Cap Growth Enhanced Index Fund

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 11.2%
Entertainment - 2.0%
Cinemark Holdings, Inc. (a)	106,000	$2,379,700
Electronic Arts, Inc.	20,962	2,808,279
Netflix, Inc. (b)	40,845	22,009,328
Roku, Inc. Class A (b)	6,884	2,722,484
		29,919,791
Interactive Media & Services - 9.2%
Alphabet, Inc.:
Class A (b)	21,175	42,813,944
Class C (b)	17,761	36,176,670
Facebook, Inc. Class A (b)	187,920	48,411,950
Pinterest, Inc. Class A (b)	91,618	7,382,578
		134,785,142

TOTAL COMMUNICATION SERVICES		164,704,933

CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.4%
Gentex Corp.	168,864	5,974,408
Automobiles - 2.7%
Tesla, Inc. (b)	58,960	39,827,480
Hotels, Restaurants & Leisure - 2.5%
Caesars Entertainment, Inc. (b)	39,938	3,731,807
Carnival Corp.	238,221	6,372,412
Hilton Worldwide Holdings, Inc.	64,760	8,009,517
MGM Resorts International	23,581	891,126
Scientific Games Corp. Class A (a)(b)	54,361	2,545,726
Travel+Leisure Co.	49,850	3,012,436
Vail Resorts, Inc.	21,120	6,529,882
Wingstop, Inc.	37,829	5,150,418
		36,243,324
Household Durables - 1.4%
D.R. Horton, Inc.	72,874	5,601,824
NVR, Inc. (b)	1,590	7,156,336
PulteGroup, Inc.	166,233	7,498,771
		20,256,931
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (b)	33,197	102,675,997
eBay, Inc.	44,540	2,512,947
Etsy, Inc. (b)	9,162	2,018,114
The Booking Holdings, Inc. (b)	4,157	9,679,616
		116,886,674
Leisure Products - 0.1%
Polaris, Inc.	16,695	1,966,003
Specialty Retail - 1.9%
L Brands, Inc.	130,551	7,135,918
Lowe's Companies, Inc.	102,945	16,445,464
O'Reilly Automotive, Inc. (b)	189	84,545
The Home Depot, Inc.	14,102	3,643,111
		27,309,038
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (b)	22,911	7,471,506
NIKE, Inc. Class B	76,367	10,292,744
		17,764,250

TOTAL CONSUMER DISCRETIONARY		266,228,108

CONSUMER STAPLES - 3.1%
Beverages - 1.8%
Monster Beverage Corp. (b)	80,654	7,076,582
PepsiCo, Inc.	26,303	3,398,085
The Coca-Cola Co.	316,045	15,483,045
		25,957,712
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	13,040	4,316,240
Sprouts Farmers Market LLC (a)(b)	346,236	7,309,042
Walmart, Inc.	30,531	3,966,588
		15,591,870
Household Products - 0.3%
Procter & Gamble Co.	32,432	4,006,325

TOTAL CONSUMER STAPLES		45,555,907

ENERGY - 1.2%
Energy Equipment & Services - 0.4%
Halliburton Co.	154,981	3,383,235
Schlumberger Ltd.	48,718	1,359,719
Technip Energies NV ADR (b)	30,000	380,100
		5,123,054
Oil, Gas & Consumable Fuels - 0.8%
Cimarex Energy Co.	429	24,878
EOG Resources, Inc.	113,879	7,352,028
Pioneer Natural Resources Co.	29,783	4,424,860
		11,801,766

TOTAL ENERGY		16,924,820

FINANCIALS - 1.3%
Capital Markets - 0.2%
Artisan Partners Asset Management, Inc.	50,331	2,390,723
LPL Financial	6,858	902,101
		3,292,824
Consumer Finance - 0.5%
SLM Corp.	431,015	6,805,727
Insurance - 0.6%
Primerica, Inc.	2,112	298,278
Progressive Corp.	98,838	8,495,126
		8,793,404

TOTAL FINANCIALS		18,891,955

HEALTH CARE - 11.7%
Biotechnology - 3.5%
AbbVie, Inc.	194,160	20,918,798
Alnylam Pharmaceuticals, Inc. (b)	22	3,258
Amgen, Inc.	62,001	13,945,265
Biogen, Inc. (b)	24,163	6,593,599
Moderna, Inc. (b)	12,784	1,979,091
Novavax, Inc. (b)	6,507	1,504,614
Regeneron Pharmaceuticals, Inc. (b)	356	160,403
Seagen, Inc. (b)	1,325	200,221
Vertex Pharmaceuticals, Inc. (b)	29,321	6,232,179
		51,537,428
Health Care Equipment & Supplies - 1.5%
Danaher Corp.	24,295	5,336,883
Hologic, Inc. (b)	114,623	8,263,172
Novocure Ltd. (b)	20,140	3,002,874
Quidel Corp. (b)	31,291	5,139,860
		21,742,789
Health Care Providers & Services - 1.9%
Amedisys, Inc. (b)	8,457	2,145,033
Anthem, Inc.	18,885	5,725,743
DaVita HealthCare Partners, Inc. (b)	26,733	2,730,241
Guardant Health, Inc. (b)	654	96,256
Laboratory Corp. of America Holdings (b)	2,163	518,925
Select Medical Holdings Corp. (b)	57,767	1,828,326
UnitedHealth Group, Inc.	47,269	15,703,707
		28,748,231
Health Care Technology - 0.8%
Teladoc Health, Inc. (a)(b)	4,216	932,115
Veeva Systems, Inc. Class A (b)	37,191	10,417,571
		11,349,686
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (b)	430	76,536
Pacific Biosciences of California, Inc. (b)	53,252	1,627,914
Thermo Fisher Scientific, Inc.	32,487	14,621,749
		16,326,199
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	169,354	10,386,481
Eli Lilly & Co.	28,570	5,853,707
Johnson & Johnson	65,598	10,394,659
Merck & Co., Inc.	211,213	15,338,288
		41,973,135

TOTAL HEALTH CARE		171,677,468

INDUSTRIALS - 5.0%
Aerospace & Defense - 0.1%
Moog, Inc. Class A	23,943	1,859,413
Airlines - 0.5%
American Airlines Group, Inc.	32,000	670,080
Southwest Airlines Co.	117,984	6,858,410
		7,528,490
Building Products - 0.9%
Masco Corp.	31,049	1,652,428
Simpson Manufacturing Co. Ltd.	78,593	7,659,674
UFP Industries, Inc.	65,245	3,979,945
		13,292,047
Construction & Engineering - 0.3%
EMCOR Group, Inc.	39,533	3,849,328
Quanta Services, Inc.	3,262	273,519
		4,122,847
Machinery - 1.4%
Allison Transmission Holdings, Inc.	28,698	1,088,228
Caterpillar, Inc.	37,045	7,997,275
Deere & Co.	3,268	1,140,924
Illinois Tool Works, Inc.	48,515	9,808,763
		20,035,190
Professional Services - 0.0%
IHS Markit Ltd.	523	47,154
Road & Rail - 1.6%
CSX Corp.	81,930	7,500,692
Old Dominion Freight Lines, Inc.	22,358	4,801,828
Union Pacific Corp.	29,484	6,072,525
Werner Enterprises, Inc. (a)	112,455	4,826,569
		23,201,614
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	6,853	2,554,182

TOTAL INDUSTRIALS		72,640,937

INFORMATION TECHNOLOGY - 44.1%
Electronic Equipment & Components - 0.3%
National Instruments Corp.	106,583	4,732,285
IT Services - 7.9%
Accenture PLC Class A	20,490	5,140,941
Amdocs Ltd.	91,775	6,957,463
Booz Allen Hamilton Holding Corp. Class A	34,183	2,636,877
Global Payments, Inc.	35,352	6,999,342
MasterCard, Inc. Class A	48,063	17,007,093
MongoDB, Inc. Class A (b)	1,923	742,143
Okta, Inc. (b)	4,517	1,180,970
PayPal Holdings, Inc. (b)	122,006	31,703,259
Square, Inc. (b)	60,010	13,804,100
StoneCo Ltd. Class A (b)	4,155	356,541
The Western Union Co.	155,630	3,613,729
Twilio, Inc. Class A (b)	6,989	2,745,838
VeriSign, Inc. (b)	13,407	2,601,360
Visa, Inc. Class A	97,368	20,679,990
		116,169,646
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (b)	2,456	207,557
Applied Materials, Inc.	140,309	16,583,121
Broadcom, Inc.	21,342	10,027,966
Cirrus Logic, Inc. (b)	12,107	990,110
Lam Research Corp.	17,467	9,907,108
NVIDIA Corp.	60,368	33,116,677
Qorvo, Inc. (b)	2,433	425,118
Qualcomm, Inc.	137,743	18,759,219
Texas Instruments, Inc.	80,005	13,782,461
Xilinx, Inc.	8,678	1,130,743
		104,930,080
Software - 18.1%
Adobe, Inc. (b)	54,161	24,896,187
Aspen Technology, Inc. (b)	4,974	748,637
Atlassian Corp. PLC (b)	11,757	2,794,639
Autodesk, Inc. (b)	14,071	3,883,596
Bill.Com Holdings, Inc. (b)	1,517	250,320
Box, Inc. Class A (b)	167,718	3,077,625
Coupa Software, Inc. (b)	1,936	670,359
Crowdstrike Holdings, Inc. (b)	29,712	6,417,792
Datadog, Inc. Class A (b)	5,667	540,688
DocuSign, Inc. (b)	29,412	6,666,524
Dropbox, Inc. Class A (b)	191,637	4,320,456
Elastic NV (b)	27,387	3,680,539
Fortinet, Inc. (b)	59,128	9,983,763
Intuit, Inc.	23,307	9,092,993
Microsoft Corp.	559,143	129,933,650
Oracle Corp.	9,605	619,619
Qualys, Inc. (a)(b)	17,190	1,670,180
Salesforce.com, Inc. (b)	87,730	18,993,545
ServiceNow, Inc. (b)	29,250	15,603,705
Synopsys, Inc. (b)	2,884	707,186
The Trade Desk, Inc. (b)	2,179	1,754,945
Workday, Inc. Class A (b)	44,657	10,949,003
Workiva, Inc. (a)(b)	4,887	494,320
Zoom Video Communications, Inc. Class A (b)	17,429	6,511,649
Zscaler, Inc. (b)	2,173	445,530
		264,707,450
Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	1,284,604	155,771,076

TOTAL INFORMATION TECHNOLOGY		646,310,537

MATERIALS - 2.1%
Chemicals - 0.2%
NewMarket Corp.	7,969	3,020,092
Construction Materials - 0.5%
Vulcan Materials Co.	46,884	7,829,159
Containers & Packaging - 0.1%
Sealed Air Corp.	42,585	1,784,312
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	177,461	6,017,703
Hecla Mining Co.	463,180	3,024,565
Newmont Corp.	60,132	3,269,978
Royal Gold, Inc.	61,112	6,337,926
		18,650,172

TOTAL MATERIALS		31,283,735

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	13,728	2,967,033
Park Hotels & Resorts, Inc.	267,679	5,822,018
Potlatch Corp.	12,914	655,386
Public Storage	19,122	4,473,401
		13,917,838
Real Estate Management & Development - 0.2%
eXp World Holdings, Inc. (a)(b)	46,836	2,828,426

TOTAL REAL ESTATE		16,746,264

UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	4,859	357,039
TOTAL COMMON STOCKS
(Cost $775,189,491)		1,451,321,703

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.07% (c)	12,735,650	12,738,198
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	8,729,002	8,729,875
TOTAL MONEY MARKET FUNDS
(Cost $21,468,266)		21,468,073
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $796,657,757)		1,472,789,776
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,459,417)
NET ASSETS - 100%		$1,466,330,359

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	79	March 2021	$15,046,340	$55,319	$55,319

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,724
Fidelity Securities Lending Cash Central Fund	5,712
Total	$10,436

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$164,704,933	$164,704,933	$--	$--
Consumer Discretionary	266,228,108	266,228,108	--	--
Consumer Staples	45,555,907	45,555,907	--	--
Energy	16,924,820	16,924,820	--	--
Financials	18,891,955	18,891,955	--	--
Health Care	171,677,468	171,677,468	--	--
Industrials	72,640,937	72,640,937	--	--
Information Technology	646,310,537	646,310,537	--	--
Materials	31,283,735	31,283,735	--	--
Real Estate	16,746,264	16,746,264	--	--
Utilities	357,039	357,039	--	--
Money Market Funds	21,468,073	21,468,073	--	--
Total Investments in Securities:	$1,472,789,776	$1,472,789,776	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$55,319	$55,319	$--	$--
Total Assets	$55,319	$55,319	$--	$--
Total Derivative Instruments:	$55,319	$55,319	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$55,319	$0
Total Equity Risk	55,319	0
Total Value of Derivatives	$55,319	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,605,076) — See accompanying schedule: Unaffiliated issuers (cost $775,189,491)	$1,451,321,703
Fidelity Central Funds (cost $21,468,266)	21,468,073
Total Investment in Securities (cost $796,657,757)		$1,472,789,776
Segregated cash with brokers for derivative instruments		858,000
Cash		2
Receivable for investments sold		23,838,649
Receivable for fund shares sold		746,005
Dividends receivable		749,849
Distributions receivable from Fidelity Central Funds		1,693
Total assets		1,498,983,974
Liabilities
Payable for investments purchased	$22,058,954
Payable for fund shares redeemed	1,295,651
Accrued management fee	493,948
Payable for daily variation margin on futures contracts	75,187
Collateral on securities loaned	8,729,875
Total liabilities		32,653,615
Net Assets		$1,466,330,359
Net Assets consist of:
Paid in capital		$724,289,546
Total accumulated earnings (loss)		742,040,813
Net Assets		$1,466,330,359
Net Asset Value, offering price and redemption price per share ($1,466,330,359 ÷ 51,821,621 shares)		$28.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$6,085,572
Non-Cash dividends		436,032
Interest		713
Income from Fidelity Central Funds (including $5,712 from security lending)		10,436
Total income		6,532,753
Expenses
Management fee	$2,758,822
Independent trustees' fees and expenses	3,265
Miscellaneous	1,384
Total expenses before reductions	2,763,471
Expense reductions	(7)
Total expenses after reductions		2,763,464
Net investment income (loss)		3,769,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91,121,367
Fidelity Central Funds	(180)
Futures contracts	2,503,546
Total net realized gain (loss)		93,624,733
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,871,045)
Fidelity Central Funds	(193)
Futures contracts	(1,901,808)
Total change in net unrealized appreciation (depreciation)		(5,773,046)
Net gain (loss)		87,851,687
Net increase (decrease) in net assets resulting from operations		$91,620,976

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,769,289	$8,626,118
Net realized gain (loss)	93,624,733	45,068,155
Change in net unrealized appreciation (depreciation)	(5,773,046)	364,720,084
Net increase (decrease) in net assets resulting from operations	91,620,976	418,414,357
Distributions to shareholders	(66,348,989)	(36,697,344)
Share transactions
Proceeds from sales of shares	113,019,343	209,522,448
Reinvestment of distributions	62,980,686	34,711,004
Cost of shares redeemed	(152,478,361)	(314,911,009)
Net increase (decrease) in net assets resulting from share transactions	23,521,668	(70,677,557)
Total increase (decrease) in net assets	48,793,655	311,039,456
Net Assets
Beginning of period	1,417,536,704	1,106,497,248
End of period	$1,466,330,359	$1,417,536,704
Other Information
Shares
Sold	4,071,852	9,623,803
Issued in reinvestment of distributions	2,273,671	1,619,739
Redeemed	(5,517,978)	(14,928,782)
Net increase (decrease)	827,545	(3,685,240)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$27.80	$20.24	$21.58	$17.61	$16.65	$13.86	$15.42
Income from Investment Operations
Net investment income (loss)D	.07	.16	.21	.23	.12	.22	.20
Net realized and unrealized gain (loss)	1.75	8.08	(.15)	4.40	1.04	2.73	(1.09)
Total from investment operations	1.82	8.24	.06	4.63	1.16	2.95	(.89)
Distributions from net investment income	(.16)	(.18)	(.24)E	(.18)	(.04)	(.16)	(.18)
Distributions from net realized gain	(1.16)	(.51)	(1.16)E	(.48)	(.16)	–	(.49)
Total distributions	(1.32)	(.68)F	(1.40)	(.66)	(.20)	(.16)	(.67)
Net asset value, end of period	$28.30	$27.80	$20.24	$21.58	$17.61	$16.65	$13.86
Total ReturnG,H	6.66%	41.73%	1.28%	26.86%	7.04%	21.33%	(6.01)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%K	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of fee waivers, if any	.39%K	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of all reductions	.39%K	.39%	.39%	.39%	.40%K	.45%	.45%
Net investment income (loss)	.53%K	.74%	1.07%	1.18%	1.44%K	1.43%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,466,330	$1,417,537	$1,106,497	$1,181,986	$924,332	$825,463	$449,088
Portfolio turnover rateL	63%K	69%	85%	100%	110%K	86%	89%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
JPMorgan Chase & Co.	2.9
Berkshire Hathaway, Inc. Class B	2.4
Johnson & Johnson	2.0
Bank of America Corp.	1.7
Chevron Corp.	1.5
The Walt Disney Co.	1.4
Intel Corp.	1.4
Walmart, Inc.	1.4
Medtronic PLC	1.3
NextEra Energy, Inc.	1.3
17.3

Top Market Sectors as of February 28, 2021

% of fund's net assets
Financials	20.5
Industrials	14.1
Health Care	13.3
Information Technology	9.4
Consumer Discretionary	9.0
Communication Services	8.5
Consumer Staples	6.9
Energy	6.5
Materials	3.7
Utilities	3.7

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.9%

Fidelity® Large Cap Value Enhanced Index Fund

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,782,723	$49,720,144
Lumen Technologies, Inc. (a)	958,240	11,776,770
Verizon Communications, Inc.	1,067,111	59,011,238
		120,508,152
Entertainment - 2.3%
Activision Blizzard, Inc.	74,327	7,106,404
Cinemark Holdings, Inc. (a)	850,335	19,090,021
Electronic Arts, Inc.	92,996	12,458,674
Madison Square Garden Entertainment Corp. (b)	17,210	1,854,722
Madison Square Garden Sports Corp. (b)	33,752	6,492,197
The Walt Disney Co. (b)	354,753	67,062,507
		114,064,525
Interactive Media & Services - 2.2%
Alphabet, Inc.:
Class A (b)	17,781	35,951,582
Class C (b)	25,450	51,838,087
Zillow Group, Inc. Class C (b)	108,325	17,476,072
		105,265,741
Media - 1.4%
Comcast Corp. Class A	909,835	47,966,501
DISH Network Corp. Class A (b)	45,599	1,436,824
Liberty Media Corp.:
Liberty Media Class A (b)	6,329	245,375
Liberty SiriusXM Series A (b)	273,837	12,161,101
Liberty SiriusXM Series C (b)	182,714	8,061,342
		69,871,143
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	171,108	3,061,122
U.S. Cellular Corp. (b)	8,598	253,039
		3,314,161

TOTAL COMMUNICATION SERVICES		413,023,722

CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.7%
Ford Motor Co.	1,805,643	21,126,023
General Motors Co.	268,329	13,773,328
		34,899,351
Distributors - 0.2%
LKQ Corp. (b)	251,016	9,887,520
Diversified Consumer Services - 0.1%
Graham Holdings Co.	2,088	1,254,533
Grand Canyon Education, Inc. (b)	10,327	1,081,134
		2,335,667
Hotels, Restaurants & Leisure - 3.8%
Carnival Corp.	1,055,571	28,236,524
Hilton Worldwide Holdings, Inc.	130,366	16,123,667
Hyatt Hotels Corp. Class A	188,273	16,558,610
McDonald's Corp.	55,954	11,534,358
MGM Resorts International	288,296	10,894,706
Norwegian Cruise Line Holdings Ltd. (a)(b)	474,501	14,026,250
Royal Caribbean Cruises Ltd.	359,783	33,556,960
Starbucks Corp.	46,318	5,003,734
Travel+Leisure Co.	231,020	13,960,539
Vail Resorts, Inc.	91,743	28,365,101
Wynn Resorts Ltd.	46,945	6,184,065
Yum! Brands, Inc.	6,298	652,032
		185,096,546
Household Durables - 1.8%
D.R. Horton, Inc.	380,204	29,226,281
Lennar Corp. Class A	162,826	13,509,673
M.D.C. Holdings, Inc.	110,827	6,269,483
Meritage Homes Corp. (b)	102,281	8,623,311
NVR, Inc. (b)	114	513,096
PulteGroup, Inc.	569,493	25,689,829
Taylor Morrison Home Corp. (b)	207,909	5,719,577
		89,551,250
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (b)	1,106	3,420,781
eBay, Inc.	50,820	2,867,264
		6,288,045
Leisure Products - 0.3%
Brunswick Corp.	85,277	7,535,928
Polaris, Inc.	74,495	8,772,531
		16,308,459
Multiline Retail - 0.9%
Dollar Tree, Inc. (b)	78,083	7,667,751
Target Corp.	191,324	35,096,475
		42,764,226
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	4,219	676,517
AutoNation, Inc. (b)	119,843	8,990,622
Dick's Sporting Goods, Inc. (a)	156,378	11,160,698
Foot Locker, Inc.	67,523	3,247,181
Lowe's Companies, Inc.	27,272	4,356,702
The Aaron's Co., Inc.	70,737	1,553,385
The Home Depot, Inc.	55,713	14,392,896
		44,378,001
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	30,202	2,520,961
Tapestry, Inc.	148,017	6,237,436
		8,758,397

TOTAL CONSUMER DISCRETIONARY		440,267,462

CONSUMER STAPLES - 6.9%
Beverages - 1.3%
Molson Coors Beverage Co. Class B	215,677	9,586,843
PepsiCo, Inc.	96,282	12,438,672
The Coca-Cola Co.	814,338	39,894,419
		61,919,934
Food & Staples Retailing - 1.4%
Kroger Co.	32,172	1,036,260
Walmart, Inc.	506,009	65,740,689
		66,776,949
Food Products - 1.8%
Archer Daniels Midland Co.	351,686	19,898,394
Bunge Ltd.	28,558	2,186,972
Conagra Brands, Inc.	97,929	3,322,731
General Mills, Inc.	12,706	698,957
Ingredion, Inc.	11,422	1,030,264
Mondelez International, Inc.	445,603	23,688,255
The Hershey Co.	24,670	3,593,186
The Kraft Heinz Co.	114,618	4,169,803
Tyson Foods, Inc. Class A	439,851	29,764,717
		88,353,279
Household Products - 1.7%
Colgate-Palmolive Co.	191,904	14,431,181
Kimberly-Clark Corp.	46,003	5,903,565
Procter & Gamble Co.	498,060	61,525,352
Reynolds Consumer Products, Inc. (a)	25,095	692,873
		82,552,971
Personal Products - 0.2%
Coty, Inc. Class A	1,522,598	11,678,327
Nu Skin Enterprises, Inc. Class A	9,832	503,202
		12,181,529
Tobacco - 0.5%
Philip Morris International, Inc.	280,428	23,561,561

TOTAL CONSUMER STAPLES		335,346,223

ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	158,370	3,876,898
Halliburton Co.	348,780	7,613,867
NOV, Inc.	57,629	870,198
Schlumberger Ltd.	1,351,285	37,714,364
Technip Energies NV ADR (b)	108,351	1,372,807
TechnipFMC PLC	491,817	4,042,736
		55,490,870
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	749,323	74,932,300
Cimarex Energy Co.	199,979	11,596,782
ConocoPhillips Co.	596,707	31,034,731
Devon Energy Corp.	291,864	6,286,751
Diamondback Energy, Inc.	10,822	749,748
EOG Resources, Inc.	561,162	36,228,619
EQT Corp.	221,450	3,939,596
Exxon Mobil Corp.	872,736	47,450,656
Hess Corp.	37,365	2,448,528
Kinder Morgan, Inc.	784,109	11,526,402
Marathon Oil Corp.	546,324	6,064,196
Occidental Petroleum Corp.	166,401	4,427,931
Pioneer Natural Resources Co.	152,587	22,669,851
		259,356,091

TOTAL ENERGY		314,846,961

FINANCIALS - 20.5%
Banks - 9.0%
Associated Banc-Corp. (a)	141,822	2,857,713
Bank of America Corp.	2,404,297	83,453,149
Citigroup, Inc.	924,435	60,901,778
Citizens Financial Group, Inc.	602,002	26,150,967
Comerica, Inc.	81,406	5,543,749
East West Bancorp, Inc.	13,154	949,193
Huntington Bancshares, Inc.	256,430	3,933,636
JPMorgan Chase & Co.	974,241	143,379,035
KeyCorp	41,703	839,898
M&T Bank Corp.	98,597	14,882,231
PNC Financial Services Group, Inc.	28,861	4,859,038
Popular, Inc.	84,672	5,657,783
Prosperity Bancshares, Inc.	20,447	1,502,241
Regions Financial Corp.	790,252	16,302,899
Synovus Financial Corp.	50,314	2,128,785
Truist Financial Corp.	39,368	2,242,401
Umpqua Holdings Corp.	399,149	6,813,473
Wells Fargo & Co.	1,473,468	53,295,338
Wintrust Financial Corp.	41,385	3,048,419
		438,741,726
Capital Markets - 4.2%
Bank of New York Mellon Corp.	647,830	27,312,513
BlackRock, Inc. Class A	5,739	3,985,736
Charles Schwab Corp.	471,283	29,087,587
Federated Hermes, Inc. Class B (non-vtg.) (a)	76,227	2,036,785
Goldman Sachs Group, Inc.	123,105	39,329,585
Intercontinental Exchange, Inc.	113,760	12,548,866
Invesco Ltd.	35,139	787,816
LPL Financial	86,123	11,328,619
Morgan Stanley	700,485	53,846,282
Raymond James Financial, Inc.	21,503	2,510,260
State Street Corp.	291,825	21,236,105
Stifel Financial Corp. (a)	20,811	1,271,136
		205,281,290
Consumer Finance - 1.6%
Ally Financial, Inc.	47,715	1,980,173
Capital One Financial Corp.	322,634	38,777,380
OneMain Holdings, Inc.	146,615	6,877,710
SLM Corp.	833,023	13,153,433
Synchrony Financial	477,598	18,473,491
		79,262,187
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (b)	497,523	119,659,257
Jefferies Financial Group, Inc.	145,771	4,233,190
		123,892,447
Insurance - 3.0%
AFLAC, Inc.	16,954	811,927
Allstate Corp.	239,969	25,580,695
American Financial Group, Inc.	81,367	8,681,859
Chubb Ltd.	92,413	15,024,506
First American Financial Corp.	383,563	20,152,400
FNF Group	417,456	15,980,216
Hanover Insurance Group, Inc.	29,121	3,359,107
Hartford Financial Services Group, Inc.	275,420	13,961,040
Markel Corp. (b)	2,132	2,321,322
Old Republic International Corp.	162,981	3,150,423
Primerica, Inc.	23,596	3,332,463
Progressive Corp.	155,638	13,377,086
Selective Insurance Group, Inc.	45,278	3,071,207
Unum Group	195,313	5,171,888
W.R. Berkley Corp.	104,932	7,274,936
Willis Towers Watson PLC	12,732	2,809,188
		144,060,263
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	79,932	1,281,310
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	674,670	8,217,481

TOTAL FINANCIALS		1,000,736,704

HEALTH CARE - 13.3%
Biotechnology - 1.2%
AbbVie, Inc.	171,107	18,435,068
Alexion Pharmaceuticals, Inc. (b)	7,426	1,134,322
Amgen, Inc.	4,048	910,476
Biogen, Inc. (b)	56,308	15,365,327
Gilead Sciences, Inc.	346,666	21,285,292
United Therapeutics Corp. (b)	7,686	1,284,945
		58,415,430
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	358,889	42,987,724
Baxter International, Inc.	16,020	1,244,594
Becton, Dickinson & Co.	116,355	28,059,008
Boston Scientific Corp. (b)	212,937	8,257,697
Danaher Corp.	252,787	55,529,720
Hill-Rom Holdings, Inc.	154,088	16,436,567
Hologic, Inc. (b)	317,285	22,873,076
Medtronic PLC	537,424	62,862,485
West Pharmaceutical Services, Inc.	13,360	3,749,484
		242,000,355
Health Care Providers & Services - 2.2%
Anthem, Inc.	51,739	15,686,747
Centene Corp. (b)	24,267	1,420,590
Cigna Corp.	61,198	12,845,460
CVS Health Corp.	613,655	41,808,315
DaVita HealthCare Partners, Inc. (b)	57,074	5,828,968
Humana, Inc.	12,458	4,729,680
Laboratory Corp. of America Holdings (b)	3,493	838,006
McKesson Corp.	89,702	15,206,283
UnitedHealth Group, Inc.	27,389	9,099,174
		107,463,223
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A (b)	1,442	842,849
PerkinElmer, Inc.	30,412	3,834,649
Thermo Fisher Scientific, Inc.	78,928	35,523,914
		40,201,412
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	537,669	32,975,240
Johnson & Johnson	606,705	96,138,474
Merck & Co., Inc.	242,382	17,601,781
Pfizer, Inc.	1,208,924	40,486,865
Viatris, Inc. (b)	1,028,081	15,267,003
		202,469,363

TOTAL HEALTH CARE		650,549,783

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	106,673	11,786,300
Moog, Inc. Class A	135,762	10,543,277
Parsons Corp. (a)(b)	215,232	7,692,392
Raytheon Technologies Corp.	517,003	37,219,046
Teledyne Technologies, Inc. (b)	6,502	2,412,242
Textron, Inc.	64,562	3,250,051
The Boeing Co.	118,182	25,055,766
		97,959,074
Air Freight & Logistics - 0.1%
FedEx Corp.	17,348	4,415,066
Airlines - 0.9%
American Airlines Group, Inc.	198,623	4,159,166
Copa Holdings SA Class A	150,473	13,793,860
Southwest Airlines Co.	475,256	27,626,631
		45,579,657
Building Products - 1.4%
Carrier Global Corp.	304,061	11,107,348
Fortune Brands Home & Security, Inc.	49,341	4,102,211
Johnson Controls International PLC	428,828	23,924,314
Simpson Manufacturing Co. Ltd.	62,615	6,102,458
Trane Technologies PLC	64,974	9,956,616
UFP Industries, Inc.	197,309	12,035,849
		67,228,796
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	181,920	16,207,253
UniFirst Corp. (a)	22,125	5,360,666
Waste Management, Inc.	57,306	6,354,662
		27,922,581
Construction & Engineering - 0.7%
EMCOR Group, Inc.	231,513	22,542,421
Quanta Services, Inc.	149,235	12,513,355
		35,055,776
Electrical Equipment - 1.6%
Acuity Brands, Inc.	63,757	7,861,238
AMETEK, Inc.	39,576	4,668,781
Eaton Corp. PLC	231,340	30,118,155
Emerson Electric Co.	151,062	12,976,226
Hubbell, Inc. Class B	35,606	6,320,421
nVent Electric PLC	368,429	9,674,946
Regal Beloit Corp.	6,563	896,965
Rockwell Automation, Inc.	17,132	4,167,873
		76,684,605
Industrial Conglomerates - 1.9%
General Electric Co.	4,470,025	56,054,114
Honeywell International, Inc.	174,250	35,259,488
		91,313,602
Machinery - 3.2%
AGCO Corp.	208,981	27,058,860
Allison Transmission Holdings, Inc.	78,106	2,961,780
Caterpillar, Inc.	262,655	56,701,961
Cummins, Inc.	22,403	5,672,440
Deere & Co.	92,451	32,276,493
Dover Corp.	23,440	2,889,214
Otis Worldwide Corp.	145,932	9,297,328
Parker Hannifin Corp.	39,224	11,255,719
Rexnord Corp.	91,661	4,120,162
Timken Co.	86,969	6,814,021
		159,047,978
Professional Services - 0.2%
Manpower, Inc.	64,025	6,046,521
Nielsen Holdings PLC	94,270	2,112,591
		8,159,112
Road & Rail - 1.5%
CSX Corp.	272,625	24,958,819
Kansas City Southern	1,471	312,352
Norfolk Southern Corp.	69,730	17,576,144
Schneider National, Inc. Class B	318,951	7,377,337
Union Pacific Corp.	43,900	9,041,644
Werner Enterprises, Inc.	375,388	16,111,653
		75,377,949

TOTAL INDUSTRIALS		688,744,196

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.9%
Ciena Corp. (b)	11,785	614,823
Cisco Systems, Inc.	854,466	38,339,889
CommScope Holding Co., Inc. (b)	59,672	870,614
F5 Networks, Inc. (b)	13,450	2,555,231
Juniper Networks, Inc.	68,249	1,588,837
		43,969,394
Electronic Equipment & Components - 0.3%
Avnet, Inc.	26,397	1,004,934
Corning, Inc.	132,987	5,085,423
National Instruments Corp.	107,248	4,761,811
SYNNEX Corp.	44,987	4,011,041
		14,863,209
IT Services - 2.7%
Amdocs Ltd.	220,439	16,711,481
Automatic Data Processing, Inc.	112,329	19,547,493
CACI International, Inc. Class A (b)	53,354	11,809,374
Concentrix Corp. (b)	44,987	5,556,344
Euronet Worldwide, Inc. (b)	6,541	983,178
Fidelity National Information Services, Inc.	36,487	5,035,206
Global Payments, Inc.	204,705	40,529,543
IBM Corp.	147,868	17,585,941
PayPal Holdings, Inc. (b)	51,428	13,363,566
		131,122,126
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	142,445	16,835,575
Broadcom, Inc.	28,336	13,314,236
Cirrus Logic, Inc. (b)	128,210	10,485,014
Diodes, Inc. (b)	29,573	2,322,072
Intel Corp.	1,101,101	66,924,919
Micron Technology, Inc. (b)	188,801	17,280,956
NVIDIA Corp.	12,940	7,098,625
Qorvo, Inc. (b)	31,797	5,555,890
Qualcomm, Inc.	126,217	17,189,493
Synaptics, Inc. (b)	42,054	5,636,498
Texas Instruments, Inc.	168,759	29,072,113
		191,715,391
Software - 1.3%
Adobe, Inc. (b)	22,586	10,382,107
Box, Inc. Class A (b)	217,579	3,992,575
Dropbox, Inc. Class A (b)	169,569	3,822,933
FireEye, Inc. (b)	214,801	4,149,955
Microsoft Corp.	45,339	10,535,877
Proofpoint, Inc. (b)	36,795	4,449,251
Salesforce.com, Inc. (b)	22,421	4,854,147
Synopsys, Inc. (b)	38,361	9,406,501
Teradata Corp. (b)	55,354	2,219,695
Workday, Inc. Class A (b)	43,868	10,755,556
		64,568,597
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	103,279	12,523,612

TOTAL INFORMATION TECHNOLOGY		458,762,329

MATERIALS - 3.7%
Chemicals - 1.2%
Cabot Corp.	8,186	402,997
CF Industries Holdings, Inc.	187,071	8,470,575
DuPont de Nemours, Inc.	133,019	9,353,896
Eastman Chemical Co.	177,808	19,427,302
Huntsman Corp.	229,638	6,269,117
Linde PLC	62,438	15,251,730
NewMarket Corp.	1,570	594,999
		59,770,616
Construction Materials - 0.3%
Vulcan Materials Co.	78,658	13,135,099
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	524,349	8,321,419
WestRock Co.	110,633	4,822,492
		13,143,911
Metals & Mining - 1.9%
Freeport-McMoRan, Inc.	1,002,989	34,011,357
Hecla Mining Co. (a)	865,856	5,654,040
Newmont Corp.	452,702	24,617,935
Reliance Steel & Aluminum Co.	108,404	14,331,009
Royal Gold, Inc.	168,065	17,430,021
		96,044,362

TOTAL MATERIALS		182,093,988

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Homes 4 Rent Class A	450,605	14,031,840
American Tower Corp.	32,312	6,983,593
Apple Hospitality (REIT), Inc.	457,370	6,517,523
AvalonBay Communities, Inc.	23,783	4,179,862
Columbia Property Trust, Inc.	253,649	3,581,524
Corporate Office Properties Trust (SBI)	83,973	2,183,298
Crown Castle International Corp.	156,322	24,347,152
Equity Commonwealth	154,590	4,360,984
Equity Residential (SBI)	26,442	1,729,571
First Industrial Realty Trust, Inc.	106,212	4,536,315
Gaming & Leisure Properties	132,952	5,903,069
Highwoods Properties, Inc. (SBI)	10,972	438,441
Host Hotels & Resorts, Inc.	445,114	7,384,441
Kilroy Realty Corp.	8,674	550,452
Life Storage, Inc.	128,604	10,789,876
Park Hotels & Resorts, Inc.	730,248	15,882,894
Potlatch Corp.	114,054	5,788,241
Prologis (REIT), Inc.	111,652	11,061,364
Public Storage	2,771	648,248
Stag Industrial, Inc.	8,859	279,501
Terreno Realty Corp.	11,540	646,702
Ventas, Inc.	6,867	363,264
Weyerhaeuser Co.	478,609	16,210,487
		148,398,642
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (b)	57,700	5,473,999

TOTAL REAL ESTATE		153,872,641

UTILITIES - 3.7%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	44,720	3,347,292
Duke Energy Corp.	143,893	12,315,802
Entergy Corp.	16,202	1,406,496
Eversource Energy	4,947	393,188
Exelon Corp.	444,419	17,154,573
Hawaiian Electric Industries, Inc.	110,245	3,854,165
IDACORP, Inc.	37,997	3,276,861
NextEra Energy, Inc.	848,468	62,345,429
NRG Energy, Inc.	235,934	8,613,950
Portland General Electric Co.	270,525	11,405,334
PPL Corp.	390,841	10,236,126
		134,349,216
Gas Utilities - 0.1%
UGI Corp.	96,868	3,711,013
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	659,242	11,371,925
Multi-Utilities - 0.6%
Dominion Energy, Inc.	16,572	1,132,199
MDU Resources Group, Inc.	462,651	13,000,493
NiSource, Inc.	109,246	2,359,714
NorthWestern Energy Corp. (a)	14,749	862,522
Public Service Enterprise Group, Inc.	122,815	6,611,131
Sempra Energy	64,061	7,429,795
		31,395,854

TOTAL UTILITIES		180,828,008

TOTAL COMMON STOCKS
(Cost $3,779,418,962)		4,819,072,017

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.07% (c)	48,047,205	48,056,814
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	43,176,119	43,180,437
TOTAL MONEY MARKET FUNDS
(Cost $91,237,251)		91,237,251
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,870,656,213)		4,910,309,268
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(32,190,400)
NET ASSETS - 100%		$4,878,118,868

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	306	March 2021	$58,280,760	$641,722	$641,722

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,733
Fidelity Securities Lending Cash Central Fund	27,377
Total	$49,110

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$413,023,722	$413,023,722	$--	$--
Consumer Discretionary	440,267,462	440,267,462	--	--
Consumer Staples	335,346,223	335,346,223	--	--
Energy	314,846,961	314,846,961	--	--
Financials	1,000,736,704	1,000,736,704	--	--
Health Care	650,549,783	650,549,783	--	--
Industrials	688,744,196	688,744,196	--	--
Information Technology	458,762,329	458,762,329	--	--
Materials	182,093,988	182,093,988	--	--
Real Estate	153,872,641	153,872,641	--	--
Utilities	180,828,008	180,828,008	--	--
Money Market Funds	91,237,251	91,237,251	--	--
Total Investments in Securities:	$4,910,309,268	$4,910,309,268	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$641,722	$641,722	$--	$--
Total Assets	$641,722	$641,722	$--	$--
Total Derivative Instruments:	$641,722	$641,722	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$641,722	$0
Total Equity Risk	641,722	0
Total Value of Derivatives	$641,722	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,158,313) — See accompanying schedule: Unaffiliated issuers (cost $3,779,418,962)	$4,819,072,017
Fidelity Central Funds (cost $91,237,251)	91,237,251
Total Investment in Securities (cost $3,870,656,213)		$4,910,309,268
Segregated cash with brokers for derivative instruments		3,212,000
Receivable for fund shares sold		4,011,516
Dividends receivable		6,985,666
Distributions receivable from Fidelity Central Funds		8,661
Total assets		4,924,527,111
Liabilities
Payable for fund shares redeemed	$1,384,520
Accrued management fee	1,563,860
Payable for daily variation margin on futures contracts	282,400
Other payables and accrued expenses	28
Collateral on securities loaned	43,177,435
Total liabilities		46,408,243
Net Assets		$4,878,118,868
Net Assets consist of:
Paid in capital		$3,784,655,981
Total accumulated earnings (loss)		1,093,462,887
Net Assets		$4,878,118,868
Net Asset Value, offering price and redemption price per share ($4,878,118,868 ÷ 325,533,242 shares)		$14.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$44,284,169
Interest		5,120
Income from Fidelity Central Funds (including $27,377 from security lending)		49,110
Total income		44,338,399
Expenses
Management fee	$8,278,295
Independent trustees' fees and expenses	9,561
Miscellaneous	4,006
Total expenses		8,291,862
Net investment income (loss)		36,046,537
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	129,675,714
Fidelity Central Funds	(14,790)
Futures contracts	14,813,645
Total net realized gain (loss)		144,474,569
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	637,169,313
Futures contracts	(8,824,085)
Total change in net unrealized appreciation (depreciation)		628,345,228
Net gain (loss)		772,819,797
Net increase (decrease) in net assets resulting from operations		$808,866,334

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,046,537	$82,780,635
Net realized gain (loss)	144,474,569	(74,800,031)
Change in net unrealized appreciation (depreciation)	628,345,228	57,205,902
Net increase (decrease) in net assets resulting from operations	808,866,334	65,186,506
Distributions to shareholders	(72,050,354)	(133,328,253)
Share transactions
Proceeds from sales of shares	434,327,419	1,109,158,059
Reinvestment of distributions	69,423,163	129,596,262
Cost of shares redeemed	(249,586,361)	(1,040,826,463)
Net increase (decrease) in net assets resulting from share transactions	254,164,221	197,927,858
Total increase (decrease) in net assets	990,980,201	129,786,111
Net Assets
Beginning of period	3,887,138,667	3,757,352,556
End of period	$4,878,118,868	$3,887,138,667
Other Information
Shares
Sold	31,423,999	90,730,727
Issued in reinvestment of distributions	5,016,125	9,571,363
Redeemed	(18,583,912)	(86,005,764)
Net increase (decrease)	17,856,212	14,296,326

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$12.63	$12.81	$13.81	$12.50	$12.53	$9.94	$11.38
Income from Investment Operations
Net investment income (loss)D	.12	.28	.30	.30	.14	.25	.24
Net realized and unrealized gain (loss)	2.47	–E	(.46)	1.57	(.04)	2.55	(1.32)
Total from investment operations	2.59	.28	(.16)	1.87	.10	2.80	(1.08)
Distributions from net investment income	(.23)	(.29)	(.31)	(.22)	(.04)	(.21)	(.21)
Distributions from net realized gain	–	(.17)	(.54)	(.34)	(.09)	–	(.15)
Total distributions	(.23)	(.46)	(.84)F	(.56)	(.13)	(.21)	(.36)
Net asset value, end of period	$14.99	$12.63	$12.81	$13.81	$12.50	$12.53	$9.94
Total ReturnG,H	20.68%	1.95%	(.77)%	15.20%	.79%	28.30%	(9.69)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%K	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of fee waivers, if any	.39%K	.39%	.39%	.39%	.40%K	.45%	.45%
Expenses net of all reductions	.39%K	.39%	.39%	.39%	.40%K	.45%	.45%
Net investment income (loss)	1.70%K	2.21%	2.37%	2.27%	2.27%K	2.23%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$4,878,119	$3,887,139	$3,757,353	$3,925,278	$3,062,841	$2,889,227	$1,568,289
Portfolio turnover rateL	60%K	81%	94%	99%	93%K	81%	88%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Apple, Inc.	6.4
Microsoft Corp.	5.8
Amazon.com, Inc.	4.3
Alphabet, Inc. Class C	2.3
Facebook, Inc. Class A	2.2
JPMorgan Chase & Co.	1.9
Alphabet, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.8
Tesla, Inc.	1.6
NVIDIA Corp.	1.4
29.5

Top Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	25.9
Consumer Discretionary	14.2
Health Care	13.2
Financials	10.6
Communication Services	9.9
Industrials	8.9
Consumer Staples	5.7
Energy	4.0
Real Estate	2.2
Materials	1.9

Asset Allocation (% of fund's net assets)

As of February 28, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.2%

Fidelity® Large Cap Core Enhanced Index Fund

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	178,763	$4,985,700
Lumen Technologies, Inc.	169,258	2,080,181
Verizon Communications, Inc.	108,679	6,009,949
		13,075,830
Entertainment - 2.2%
Activision Blizzard, Inc.	8,742	835,823
Cinemark Holdings, Inc. (a)	191,888	4,307,886
Electronic Arts, Inc.	7,889	1,056,889
Netflix, Inc. (b)	25,295	13,630,211
The Walt Disney Co. (b)	32,813	6,202,970
		26,033,779
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (b)	10,966	22,172,265
Class C (b)	13,478	27,452,799
Facebook, Inc. Class A (b)	102,362	26,370,498
		75,995,562
Media - 0.3%
Comcast Corp. Class A	59,944	3,160,248

TOTAL COMMUNICATION SERVICES		118,265,419

CONSUMER DISCRETIONARY - 14.2%
Automobiles - 2.0%
Ford Motor Co.	441,707	5,167,972
Tesla, Inc. (b)	28,253	19,084,902
		24,252,874
Diversified Consumer Services - 0.0%
Graham Holdings Co.	288	173,039
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	196,315	5,251,426
Hilton Worldwide Holdings, Inc.	66,899	8,274,068
Hyatt Hotels Corp. Class A	16,803	1,477,824
MGM Resorts International	45,929	1,735,657
Norwegian Cruise Line Holdings Ltd. (a)(b)	133,805	3,955,276
Royal Caribbean Cruises Ltd.	36,234	3,379,545
Scientific Games Corp. Class A (b)	4,200	196,686
Starbucks Corp.	26,177	2,827,901
Travel+Leisure Co.	103,114	6,231,179
Vail Resorts, Inc.	8,816	2,725,731
Wynn Resorts Ltd.	6,274	826,474
		36,881,767
Household Durables - 1.6%
D.R. Horton, Inc.	88,627	6,812,757
Lennar Corp. Class A	5,673	470,689
M.D.C. Holdings, Inc.	5,148	291,222
Meritage Homes Corp. (b)	49,465	4,170,394
NVR, Inc. (b)	287	1,291,741
PulteGroup, Inc.	140,506	6,338,226
Taylor Morrison Home Corp. (b)	528	14,525
		19,389,554
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (b)	16,477	50,962,208
eBay, Inc.	61,136	3,449,293
The Booking Holdings, Inc. (b)	742	1,727,754
		56,139,255
Leisure Products - 0.3%
Polaris, Inc.	32,156	3,786,691
Multiline Retail - 0.5%
Dollar Tree, Inc. (b)	6,678	655,780
Target Corp.	27,328	5,013,048
		5,668,828
Specialty Retail - 1.4%
AutoNation, Inc. (b)	7,974	598,209
AutoZone, Inc. (b)	1,224	1,419,742
Lowe's Companies, Inc.	61,068	9,755,613
The Aaron's Co., Inc.	22,685	498,163
The Home Depot, Inc.	16,973	4,384,805
		16,656,532
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	10,009	835,451
NIKE, Inc. Class B	52,170	7,031,473
		7,866,924

TOTAL CONSUMER DISCRETIONARY		170,815,464

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Coca-Cola Bottling Co. Consolidated (a)	2,070	531,286
PepsiCo, Inc.	29,258	3,779,841
The Coca-Cola Co.	247,888	12,144,033
		16,455,160
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	5,306	1,756,286
Walmart, Inc.	87,986	11,431,141
		13,187,427
Food Products - 1.1%
Mondelez International, Inc.	111,676	5,936,696
Tyson Foods, Inc. Class A	100,898	6,827,768
		12,764,464
Household Products - 1.3%
Procter & Gamble Co.	131,784	16,279,278
Personal Products - 0.5%
Coty, Inc. Class A	725,939	5,567,952
Tobacco - 0.3%
Philip Morris International, Inc.	49,402	4,150,756

TOTAL CONSUMER STAPLES		68,405,037

ENERGY - 4.0%
Energy Equipment & Services - 0.8%
Halliburton Co.	50,138	1,094,513
Schlumberger Ltd.	288,950	8,064,595
Technip Energies NV ADR (b)	36,341	460,440
TechnipFMC PLC	76,076	625,345
		10,244,893
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	133,293	13,329,300
Cimarex Energy Co.	31,226	1,810,796
ConocoPhillips Co.	81,962	4,262,844
EOG Resources, Inc.	118,657	7,660,496
Exxon Mobil Corp.	66,749	3,629,143
Kinder Morgan, Inc.	127,924	1,880,483
Occidental Petroleum Corp. warrants 8/3/27 (b)	9,120	109,440
Pioneer Natural Resources Co.	37,398	5,556,221
		38,238,723

TOTAL ENERGY		48,483,616

FINANCIALS - 10.6%
Banks - 4.4%
Bank of America Corp.	216,407	7,511,487
Citigroup, Inc.	170,534	11,234,780
Citizens Financial Group, Inc.	116,776	5,072,749
JPMorgan Chase & Co.	153,611	22,606,931
Popular, Inc.	34,373	2,296,804
Wells Fargo & Co.	99,712	3,606,583
Wintrust Financial Corp.	11,050	813,943
		53,143,277
Capital Markets - 2.0%
Bank of New York Mellon Corp.	72,362	3,050,782
Charles Schwab Corp.	11,030	680,772
Federated Hermes, Inc. Class B (non-vtg.)	68,676	1,835,023
Goldman Sachs Group, Inc.	12,765	4,078,162
LPL Financial	19,021	2,502,022
Morgan Stanley	134,238	10,318,875
Raymond James Financial, Inc.	2,748	320,802
Stifel Financial Corp.	11,084	677,011
		23,463,449
Consumer Finance - 1.0%
Capital One Financial Corp.	51,520	6,192,189
OneMain Holdings, Inc.	19,320	906,301
SLM Corp.	80,411	1,269,690
Synchrony Financial	92,270	3,569,004
		11,937,184
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (b)	91,739	22,064,147
Insurance - 1.2%
Allstate Corp.	18,266	1,947,156
American Financial Group, Inc.	10,173	1,085,459
First American Financial Corp.	86,930	4,567,302
Primerica, Inc.	2,105	297,289
Progressive Corp.	69,123	5,941,122
		13,838,328
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	237,490	2,892,628

TOTAL FINANCIALS		127,339,013

HEALTH CARE - 13.2%
Biotechnology - 2.0%
AbbVie, Inc.	108,156	11,652,727
Alexion Pharmaceuticals, Inc. (b)	520	79,430
Amgen, Inc.	13,908	3,128,187
Biogen, Inc. (b)	13,623	3,717,444
Gilead Sciences, Inc.	73,598	4,518,917
United Therapeutics Corp. (b)	7,753	1,296,147
		24,392,852
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	104,988	12,575,463
Baxter International, Inc.	17,878	1,388,942
Becton, Dickinson & Co.	11,791	2,843,400
Boston Scientific Corp. (b)	15,885	616,020
Danaher Corp.	47,781	10,496,052
Hill-Rom Holdings, Inc.	21,741	2,319,112
Hologic, Inc. (b)	85,434	6,158,937
Medtronic PLC	65,061	7,610,185
Quidel Corp. (b)	6,772	1,112,369
		45,120,480
Health Care Providers & Services - 2.4%
Anthem, Inc.	29,985	9,091,152
Centene Corp. (b)	4,829	282,690
Cigna Corp.	4,519	948,538
CVS Health Corp.	90,732	6,181,571
McKesson Corp.	7,030	1,191,726
UnitedHealth Group, Inc.	32,101	10,664,594
		28,360,271
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (b)	12,224	3,424,065
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	26,359	11,863,659
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	140,323	8,606,010
Eli Lilly & Co.	20,643	4,229,544
Johnson & Johnson	101,078	16,016,820
Merck & Co., Inc.	159,100	11,553,842
Pfizer, Inc.	92,040	3,082,420
Viatris, Inc. (b)	105,298	1,563,675
		45,052,311

TOTAL HEALTH CARE		158,213,638

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	25,133	2,776,945
Moog, Inc. Class A	68,417	5,313,264
Parsons Corp. (b)	27,469	981,742
Raytheon Technologies Corp.	20,059	1,444,047
		10,515,998
Airlines - 1.2%
American Airlines Group, Inc.	40,326	844,426
Copa Holdings SA Class A	63,493	5,820,403
Southwest Airlines Co.	137,561	7,996,421
		14,661,250
Building Products - 0.8%
Carrier Global Corp.	8,650	315,985
Johnson Controls International PLC	80,106	4,469,114
Simpson Manufacturing Co. Ltd.	23,906	2,329,879
UFP Industries, Inc.	45,937	2,802,157
		9,917,135
Commercial Services & Supplies - 0.3%
Herman Miller, Inc.	100,666	3,861,044
Construction & Engineering - 0.6%
EMCOR Group, Inc.	55,604	5,414,161
Quanta Services, Inc.	16,988	1,424,444
		6,838,605
Electrical Equipment - 1.0%
AMETEK, Inc.	14,784	1,744,068
Eaton Corp. PLC	21,145	2,752,868
Emerson Electric Co.	84,250	7,237,075
		11,734,011
Industrial Conglomerates - 0.5%
General Electric Co.	356,476	4,470,209
Honeywell International, Inc.	8,909	1,802,736
		6,272,945
Machinery - 2.3%
AGCO Corp.	49,082	6,355,137
Allison Transmission Holdings, Inc.	57,825	2,192,724
Caterpillar, Inc.	45,159	9,748,925
Deere & Co.	25,455	8,886,850
Illinois Tool Works, Inc.	918	185,601
		27,369,237
Professional Services - 0.0%
IHS Markit Ltd.	169	15,237
Road & Rail - 1.3%
CSX Corp.	74,658	6,834,940
Schneider National, Inc. Class B	49,131	1,136,400
Union Pacific Corp.	29,886	6,155,321
Werner Enterprises, Inc.	31,898	1,369,062
		15,495,723

TOTAL INDUSTRIALS		106,681,185

INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 0.6%
Cisco Systems, Inc.	162,581	7,295,009
Electronic Equipment & Components - 0.1%
SYNNEX Corp.	12,855	1,146,152
IT Services - 4.6%
Amdocs Ltd.	79,971	6,062,602
Automatic Data Processing, Inc.	39,632	6,896,761
CACI International, Inc. Class A (b)	15,840	3,506,026
Concentrix Corp. (b)	7,201	889,396
Global Payments, Inc.	42,540	8,422,495
MasterCard, Inc. Class A	20,564	7,276,571
Maximus, Inc.	2,174	176,703
PayPal Holdings, Inc. (b)	48,219	12,529,707
Square, Inc. (b)	10,542	2,424,976
Visa, Inc. Class A	32,312	6,862,746
		55,047,983
Semiconductors & Semiconductor Equipment - 5.2%
Amkor Technology, Inc.	27,553	658,241
Applied Materials, Inc.	69,605	8,226,615
Broadcom, Inc.	11,017	5,176,558
Cirrus Logic, Inc. (b)	7,768	635,267
Intel Corp.	174,286	10,593,103
NVIDIA Corp.	29,779	16,336,164
Qualcomm, Inc.	79,445	10,819,615
Synaptics, Inc. (b)	18,202	2,439,614
Texas Instruments, Inc.	44,747	7,708,566
		62,593,743
Software - 9.0%
Adobe, Inc. (b)	28,492	13,096,918
Box, Inc. Class A (b)	15,028	275,764
DocuSign, Inc. (b)	10,493	2,378,343
Intuit, Inc.	4,197	1,637,418
Microsoft Corp.	298,220	69,300,364
Salesforce.com, Inc. (b)	51,436	11,135,894
ServiceNow, Inc. (b)	2,800	1,493,688
Synopsys, Inc. (b)	16,403	4,022,180
Workday, Inc. Class A (b)	19,916	4,883,005
		108,223,574
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	633,532	76,822,083

TOTAL INFORMATION TECHNOLOGY		311,128,544

MATERIALS - 1.9%
Chemicals - 0.3%
CF Industries Holdings, Inc.	42,157	1,908,869
DuPont de Nemours, Inc.	3,840	270,029
NewMarket Corp.	3,623	1,373,045
		3,551,943
Construction Materials - 0.2%
Vulcan Materials Co.	12,565	2,098,229
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	46,411	1,573,797
Hecla Mining Co.	92,955	606,996
Newmont Corp.	118,318	6,434,133
Reliance Steel & Aluminum Co.	39,812	5,263,146
Royal Gold, Inc.	25,710	2,666,384
		16,544,456

TOTAL MATERIALS		22,194,628

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	31,031	6,706,730
Apple Hospitality (REIT), Inc.	20,411	290,857
Crown Castle International Corp.	29,729	4,630,292
First Industrial Realty Trust, Inc.	24,244	1,035,461
Host Hotels & Resorts, Inc.	40,089	665,077
Park Hotels & Resorts, Inc.	250,627	5,451,137
Potlatch Corp.	6,592	334,544
Public Storage	24,487	5,728,489
Weyerhaeuser Co.	44,187	1,496,614
		26,339,201
UTILITIES - 1.8%
Electric Utilities - 1.6%
Hawaiian Electric Industries, Inc.	57,231	2,000,796
IDACORP, Inc.	13,572	1,170,449
NextEra Energy, Inc.	152,075	11,174,471
NRG Energy, Inc.	58,857	2,148,869
Portland General Electric Co.	70,983	2,992,643
		19,487,228
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	110,896	1,912,956
Multi-Utilities - 0.0%
Public Service Enterprise Group, Inc.	2,351	126,554

TOTAL UTILITIES		21,526,738

TOTAL COMMON STOCKS
(Cost $780,225,633)		1,179,392,483

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.07% (c)	18,821,206	18,824,970
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	5,644,761	5,645,325
TOTAL MONEY MARKET FUNDS
(Cost $24,470,261)		24,470,295
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $804,695,894)		1,203,862,778
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,806,019)
NET ASSETS - 100%		$1,200,056,759

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	108	March 2021	$20,569,680	$96,453	$96,453

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,689
Fidelity Securities Lending Cash Central Fund	6,401
Total	$13,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$118,265,419	$118,265,419	$--	$--
Consumer Discretionary	170,815,464	170,815,464	--	--
Consumer Staples	68,405,037	68,405,037	--	--
Energy	48,483,616	48,483,616	--	--
Financials	127,339,013	127,339,013	--	--
Health Care	158,213,638	158,213,638	--	--
Industrials	106,681,185	106,681,185	--	--
Information Technology	311,128,544	311,128,544	--	--
Materials	22,194,628	22,194,628	--	--
Real Estate	26,339,201	26,339,201	--	--
Utilities	21,526,738	21,526,738	--	--
Money Market Funds	24,470,295	24,470,295	--	--
Total Investments in Securities:	$1,203,862,778	$1,203,862,778	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$96,453	$96,453	$--	$--
Total Assets	$96,453	$96,453	$--	$--
Total Derivative Instruments:	$96,453	$96,453	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$96,453	$0
Total Equity Risk	96,453	0
Total Value of Derivatives	$96,453	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,591,164) — See accompanying schedule: Unaffiliated issuers (cost $780,225,633)	$1,179,392,483
Fidelity Central Funds (cost $24,470,261)	24,470,295
Total Investment in Securities (cost $804,695,894)		$1,203,862,778
Segregated cash with brokers for derivative instruments		1,155,000
Cash		2
Receivable for fund shares sold		633,752
Dividends receivable		1,113,193
Distributions receivable from Fidelity Central Funds		1,795
Total assets		1,206,766,520
Liabilities
Payable for fund shares redeemed	$566,536
Accrued management fee	395,624
Payable for daily variation margin on futures contracts	102,276
Collateral on securities loaned	5,645,325
Total liabilities		6,709,761
Net Assets		$1,200,056,759
Net Assets consist of:
Paid in capital		$757,177,807
Total accumulated earnings (loss)		442,878,952
Net Assets		$1,200,056,759
Net Asset Value, offering price and redemption price per share ($1,200,056,759 ÷ 61,199,395 shares)		$19.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$8,261,175
Non-Cash dividends		528,195
Interest		846
Income from Fidelity Central Funds (including $6,401 from security lending)		13,090
Total income		8,803,306
Expenses
Management fee	$2,193,930
Independent trustees' fees and expenses	2,589
Miscellaneous	1,093
Total expenses before reductions	2,197,612
Expense reductions	(13)
Total expenses after reductions		2,197,599
Net investment income (loss)		6,605,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,372,189
Fidelity Central Funds	2
Futures contracts	2,948,421
Total net realized gain (loss)		48,320,612
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	64,299,621
Fidelity Central Funds	(1)
Futures contracts	(2,436,616)
Total change in net unrealized appreciation (depreciation)		61,863,004
Net gain (loss)		110,183,616
Net increase (decrease) in net assets resulting from operations		$116,789,323

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,605,707	$13,556,685
Net realized gain (loss)	48,320,612	17,283,529
Change in net unrealized appreciation (depreciation)	61,863,004	169,250,395
Net increase (decrease) in net assets resulting from operations	116,789,323	200,090,609
Distributions to shareholders	(26,171,279)	(21,489,954)
Share transactions
Proceeds from sales of shares	118,649,536	336,476,475
Reinvestment of distributions	22,676,269	20,156,350
Cost of shares redeemed	(119,132,016)	(282,623,722)
Net increase (decrease) in net assets resulting from share transactions	22,193,789	74,009,103
Total increase (decrease) in net assets	112,811,833	252,609,758
Net Assets
Beginning of period	1,087,244,926	834,635,168
End of period	$1,200,056,759	$1,087,244,926
Other Information
Shares
Sold	6,397,546	22,284,606
Issued in reinvestment of distributions	1,209,401	1,226,055
Redeemed	(6,418,854)	(18,390,267)
Net increase (decrease)	1,188,093	5,120,394

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Core Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$18.12	$15.21	$16.22	$13.74	$13.21	$10.90	$12.29
Income from Investment Operations
Net investment income (loss)D	.11	.24	.27	.27	.12	.22	.22
Net realized and unrealized gain (loss)	1.82	3.06	(.27)	2.74	.45	2.29	(1.17)
Total from investment operations	1.93	3.30	–	3.01	.57	2.51	(.95)
Distributions from net investment income	(.22)	(.26)	(.24)	(.19)	(.04)	(.20)	(.19)
Distributions from net realized gain	(.22)	(.13)	(.78)	(.33)	–	–	(.25)
Total distributions	(.44)	(.39)	(1.01)E	(.53)E	(.04)	(.20)	(.44)
Net asset value, end of period	$19.61	$18.12	$15.21	$16.22	$13.74	$13.21	$10.90
Total ReturnF,G	10.73%	21.97%	.65%	22.32%	4.29%	23.09%	(7.94)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.39%J	.39%	.39%	.39%	.40%J	.45%	.45%
Expenses net of fee waivers, if any	.39%J	.39%	.39%	.39%	.40%J	.45%	.45%
Expenses net of all reductions	.39%J	.39%	.39%	.39%	.40%J	.45%	.45%
Net investment income (loss)	1.18%J	1.49%	1.81%	1.78%	1.85%J	1.82%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,200,057	$1,087,245	$834,635	$758,736	$534,236	$524,986	$411,699
Portfolio turnover rateK	67%J	63%	77%	92%	88%J	82%	84%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Freeport-McMoRan, Inc.	1.0
Cadence Design Systems, Inc.	0.8
Zebra Technologies Corp. Class A	0.8
Chipotle Mexican Grill, Inc.	0.8
Cummins, Inc.	0.8
KLA Corp.	0.8
Synopsys, Inc.	0.8
Ford Motor Co.	0.8
Ameriprise Financial, Inc.	0.8
Regions Financial Corp.	0.7
8.1

Top Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	19.4
Industrials	14.8
Consumer Discretionary	13.2
Health Care	12.7
Financials	12.5
Materials	6.0
Real Estate	5.3
Communication Services	4.4
Utilities	3.4
Energy	3.4

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.0%

Fidelity® Mid Cap Enhanced Index Fund

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc. (a)	224,927	$2,764,353
Entertainment - 1.4%
Activision Blizzard, Inc.	34,574	3,305,620
Electronic Arts, Inc.	43,926	5,884,766
Roku, Inc. Class A (b)	19,778	7,821,803
Spotify Technology SA (b)	22,373	6,877,013
		23,889,202
Interactive Media & Services - 1.4%
IAC (b)	4,564	1,117,404
Match Group, Inc. (b)	10,953	1,674,166
Pinterest, Inc. Class A (b)	63,139	5,087,741
Twitter, Inc. (b)	47,091	3,628,832
Zillow Group, Inc. Class C (b)	72,721	11,732,079
		23,240,222
Media - 1.4%
Cable One, Inc.	565	1,081,890
DISH Network Corp. Class A (b)	215,776	6,799,102
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	28,907	1,283,760
Liberty SiriusXM Series C (b)	32,702	1,442,812
News Corp.:
Class A	252,057	5,910,737
Class B	55,761	1,278,042
Omnicom Group, Inc.	75,418	5,183,479
		22,979,822

TOTAL COMMUNICATION SERVICES		72,873,599

CONSUMER DISCRETIONARY - 13.2%
Automobiles - 0.8%
Ford Motor Co.	1,075,662	12,585,245
Distributors - 0.6%
LKQ Corp. (b)	229,403	9,036,184
Pool Corp.	3,313	1,109,093
		10,145,277
Diversified Consumer Services - 0.3%
Frontdoor, Inc. (b)	94,450	4,946,347
Hotels, Restaurants & Leisure - 3.9%
Boyd Gaming Corp. (b)	42,442	2,491,345
Carnival Corp.	341,553	9,136,543
Chipotle Mexican Grill, Inc. (b)	9,066	13,073,172
Darden Restaurants, Inc.	17,285	2,373,749
Domino's Pizza, Inc.	4,455	1,543,702
Hilton Worldwide Holdings, Inc.	68,532	8,476,038
MGM Resorts International	211,986	8,010,951
Norwegian Cruise Line Holdings Ltd. (a)(b)	78,054	2,307,276
Planet Fitness, Inc. (b)	30,473	2,623,421
Royal Caribbean Cruises Ltd.	95,203	8,879,584
Wynn Resorts Ltd.	17,983	2,368,901
Yum China Holdings, Inc.	54,093	3,236,925
		64,521,607
Household Durables - 1.8%
D.R. Horton, Inc.	53,736	4,130,686
Garmin Ltd.	19,807	2,456,464
Lennar Corp. Class A	102,110	8,472,067
NVR, Inc. (b)	1,725	7,763,949
PulteGroup, Inc.	60,844	2,744,673
Tempur Sealy International, Inc.	65,224	2,179,134
Whirlpool Corp.	8,801	1,672,894
		29,419,867
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (b)	15,742	3,467,490
Qurate Retail, Inc. Series A	218,742	2,716,776
Wayfair LLC Class A (b)	7,427	2,146,254
		8,330,520
Leisure Products - 0.4%
Peloton Interactive, Inc. Class A (b)	28,813	3,471,102
Polaris, Inc.	5,040	593,510
YETI Holdings, Inc. (b)	25,470	1,751,572
		5,816,184
Multiline Retail - 0.6%
Dollar General Corp.	25,501	4,819,434
Target Corp.	31,095	5,704,067
		10,523,501
Specialty Retail - 2.8%
AutoNation, Inc. (b)	59,388	4,455,288
AutoZone, Inc. (b)	2,671	3,098,146
Best Buy Co., Inc.	36,153	3,627,954
Burlington Stores, Inc. (b)	25,327	6,555,134
Carvana Co. Class A (b)	5,169	1,465,412
Dick's Sporting Goods, Inc. (a)	51,253	3,657,927
Five Below, Inc. (b)	28,823	5,364,537
L Brands, Inc.	48,187	2,633,901
O'Reilly Automotive, Inc. (b)	15,600	6,978,348
Williams-Sonoma, Inc.	55,139	7,239,199
		45,075,846
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (b)	32,353	10,083,783
PVH Corp.	50,192	5,017,192
Ralph Lauren Corp.	59,990	7,023,629
VF Corp.	34,324	2,716,058
		24,840,662

TOTAL CONSUMER DISCRETIONARY		216,205,056

CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (b)	1,563	1,607,874
Food & Staples Retailing - 0.6%
Sprouts Farmers Market LLC (b)	192,547	4,064,667
U.S. Foods Holding Corp. (b)	155,093	5,654,691
		9,719,358
Food Products - 1.1%
Beyond Meat, Inc. (a)(b)	18,744	2,726,877
Conagra Brands, Inc.	36,310	1,231,998
Darling Ingredients, Inc. (b)	9,783	616,720
Ingredion, Inc.	9,024	813,965
The Hershey Co.	36,847	5,366,766
Tyson Foods, Inc. Class A	103,766	7,021,845
		17,778,171
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	25,172	1,288,303

TOTAL CONSUMER STAPLES		30,393,706

ENERGY - 3.4%
Energy Equipment & Services - 0.7%
Halliburton Co.	373,007	8,142,743
Schlumberger Ltd.	118,148	3,297,511
		11,440,254
Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	101,029	1,870,047
Devon Energy Corp.	345,759	7,447,649
Equitrans Midstream Corp.	58,017	419,463
Kinder Morgan, Inc.	169,156	2,486,593
Marathon Oil Corp.	91,900	1,020,090
Marathon Petroleum Corp.	81,584	4,456,118
Occidental Petroleum Corp.	324,634	8,638,511
Phillips 66 Co.	18,188	1,510,513
Pioneer Natural Resources Co.	63,866	9,488,572
The Williams Companies, Inc.	276,381	6,312,542
		43,650,098

TOTAL ENERGY		55,090,352

FINANCIALS - 12.5%
Banks - 3.9%
Citizens Financial Group, Inc.	91,317	3,966,810
East West Bancorp, Inc.	125,060	9,024,330
Fifth Third Bancorp	95,563	3,315,080
First Financial Bankshares, Inc.	3,400	151,844
First Hawaiian, Inc.	86,193	2,403,923
First Horizon National Corp.	149,205	2,417,121
First Republic Bank	2,753	453,557
Huntington Bancshares, Inc.	184,792	2,834,709
KeyCorp	72,312	1,456,364
M&T Bank Corp.	54,605	8,242,079
PacWest Bancorp	123,598	4,479,192
Pinnacle Financial Partners, Inc.	22,101	1,793,938
Popular, Inc.	24,016	1,604,749
Regions Financial Corp.	578,119	11,926,595
SVB Financial Group (b)	6,342	3,204,993
Umpqua Holdings Corp.	173,002	2,953,144
Webster Financial Corp.	21,878	1,210,072
Wintrust Financial Corp.	14,094	1,038,164
Zions Bancorp NA	18,062	960,357
		63,437,021
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	61,915	8,666,243
Ameriprise Financial, Inc.	55,639	12,309,572
Cboe Global Markets, Inc.	4,657	460,857
Invesco Ltd.	165,812	3,717,505
LPL Financial	67,884	8,929,461
MarketAxess Holdings, Inc.	11,243	6,250,433
Moody's Corp.	8,049	2,212,590
Morgan Stanley	41,097	3,159,126
Morningstar, Inc.	19,133	4,290,575
MSCI, Inc.	11,875	4,922,425
SEI Investments Co.	118,909	6,658,904
State Street Corp.	36,162	2,631,509
T. Rowe Price Group, Inc.	54,388	8,818,470
		73,027,670
Consumer Finance - 0.9%
Ally Financial, Inc.	111,090	4,610,235
Synchrony Financial	248,258	9,602,619
		14,212,854
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	37,178	1,099,353
Jefferies Financial Group, Inc.	133,519	3,877,392
		4,976,745
Insurance - 2.5%
American Financial Group, Inc.	20,956	2,236,005
Arch Capital Group Ltd. (b)	75,561	2,706,595
CNA Financial Corp.	23,375	994,373
First American Financial Corp.	122,357	6,428,637
FNF Group	40,065	1,533,688
Goosehead Insurance	2,939	380,718
Hanover Insurance Group, Inc.	27,732	3,198,886
Hartford Financial Services Group, Inc.	186,724	9,465,040
Lemonade, Inc. (a)(b)	21,055	2,648,508
Primerica, Inc.	14,315	2,021,707
Prudential Financial, Inc.	24,476	2,122,559
Reinsurance Group of America, Inc.	13,310	1,626,881
Unum Group	28,058	742,976
W.R. Berkley Corp.	23,914	1,657,958
Willis Towers Watson PLC	12,718	2,806,100
		40,570,631
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	1,042,278	8,661,330

TOTAL FINANCIALS		204,886,251

HEALTH CARE - 12.7%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (b)	20,875	3,188,656
Alkermes PLC (b)	213,289	4,061,023
Alnylam Pharmaceuticals, Inc. (b)	13,898	2,058,294
Biogen, Inc. (b)	29,251	7,982,013
Emergent BioSolutions, Inc. (b)	43,597	4,185,312
Incyte Corp. (b)	91,332	7,184,175
Iovance Biotherapeutics, Inc. (b)	6,728	250,954
Moderna, Inc. (b)	36,634	5,671,310
Natera, Inc. (b)	17,262	2,003,946
Regeneron Pharmaceuticals, Inc. (b)	10,810	4,870,662
Repligen Corp. (b)	6,464	1,372,889
Seagen, Inc. (b)	21,684	3,276,669
United Therapeutics Corp. (b)	53,643	8,968,037
		55,073,940
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (b)	8,879	5,035,370
Dentsply Sirona, Inc.	40,277	2,137,500
Edwards Lifesciences Corp. (b)	31,748	2,638,259
Hologic, Inc. (b)	132,847	9,576,940
IDEXX Laboratories, Inc. (b)	5,963	3,101,774
Integra LifeSciences Holdings Corp. (b)	9,056	618,887
Novocure Ltd. (b)	29,052	4,331,653
Quidel Corp. (b)	27,227	4,472,307
ResMed, Inc.	8,753	1,687,403
Varian Medical Systems, Inc. (b)	5,366	940,499
West Pharmaceutical Services, Inc.	33,182	9,312,528
Zimmer Biomet Holdings, Inc.	34,153	5,568,988
		49,422,108
Health Care Providers & Services - 3.2%
Amedisys, Inc. (b)	20,274	5,142,297
AmerisourceBergen Corp.	73,650	7,454,853
Cardinal Health, Inc.	89,941	4,633,760
DaVita HealthCare Partners, Inc. (b)	76,066	7,768,621
Guardant Health, Inc. (b)	27,537	4,052,896
Humana, Inc.	14,970	5,683,361
McKesson Corp.	60,920	10,327,158
Molina Healthcare, Inc. (b)	25,755	5,582,654
Quest Diagnostics, Inc.	17,858	2,064,206
		52,709,806
Health Care Technology - 1.4%
Cerner Corp.	143,735	9,937,838
Teladoc Health, Inc. (a)(b)	22,809	5,042,842
Veeva Systems, Inc. Class A (b)	27,564	7,720,952
		22,701,632
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (b)	17,465	3,108,595
Adaptive Biotechnologies Corp. (b)	37,156	2,101,915
Agilent Technologies, Inc.	48,392	5,907,211
Bruker Corp.	32,851	2,003,254
Charles River Laboratories International, Inc. (b)	11,207	3,206,771
Mettler-Toledo International, Inc. (b)	695	775,655
QIAGEN NV (b)	8,248	412,400
		17,515,801
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (b)	34,453	5,789,482
Viatris, Inc. (b)	215,463	3,199,626
Zoetis, Inc. Class A	9,110	1,414,236
		10,403,344

TOTAL HEALTH CARE		207,826,631

INDUSTRIALS - 14.8%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (b)	59,089	9,778,639
HEICO Corp. (a)	44,672	5,618,844
HEICO Corp. Class A	14,294	1,654,673
Howmet Aerospace, Inc.	283,362	7,965,306
Mercury Systems, Inc. (b)	14,340	937,262
Northrop Grumman Corp.	4,962	1,447,217
Teledyne Technologies, Inc. (b)	1,392	516,432
Textron, Inc.	61,409	3,091,329
Virgin Galactic Holdings, Inc. (a)(b)	137,145	5,105,908
		36,115,610
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	10,674	980,300
Airlines - 0.7%
Copa Holdings SA Class A	21,953	2,012,432
Delta Air Lines, Inc.	69,497	3,331,686
JetBlue Airways Corp. (b)	44,004	810,994
Southwest Airlines Co.	72,226	4,198,497
United Airlines Holdings, Inc. (b)	26,070	1,373,368
		11,726,977
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	94,765	7,878,762
Johnson Controls International PLC	74,670	4,165,839
Simpson Manufacturing Co. Ltd.	22,974	2,239,046
Trane Technologies PLC	40,435	6,196,259
		20,479,906
Commercial Services & Supplies - 1.3%
Cintas Corp.	32,271	10,466,776
IAA Spinco, Inc. (b)	16,934	992,840
Republic Services, Inc.	117,249	10,445,713
		21,905,329
Construction & Engineering - 0.1%
Valmont Industries, Inc.	3,895	921,284
Electrical Equipment - 1.7%
Generac Holdings, Inc. (b)	34,472	11,360,592
nVent Electric PLC	101,826	2,673,951
Plug Power, Inc. (b)	34,910	1,688,946
Regal Beloit Corp.	25,647	3,505,175
Rockwell Automation, Inc.	38,085	9,265,319
		28,493,983
Machinery - 5.2%
AGCO Corp.	82,525	10,685,337
Allison Transmission Holdings, Inc.	95,577	3,624,280
Crane Co.	26,622	2,232,521
Cummins, Inc.	50,934	12,896,489
Donaldson Co., Inc.	47,176	2,779,138
Dover Corp.	6,805	838,784
Fortive Corp.	110,891	7,298,846
Illinois Tool Works, Inc.	29,338	5,931,557
Ingersoll Rand, Inc. (b)	70,169	3,251,631
Nordson Corp.	13,014	2,504,024
Oshkosh Corp.	10,299	1,091,694
Otis Worldwide Corp.	46,798	2,981,501
PACCAR, Inc.	122,702	11,164,655
Parker Hannifin Corp.	18,452	5,294,986
Pentair PLC	17,817	996,505
Stanley Black & Decker, Inc.	28,227	4,935,209
Timken Co.	19,834	1,553,994
Woodward, Inc.	47,618	5,438,928
		85,500,079
Professional Services - 1.4%
CoStar Group, Inc. (b)	6,999	5,765,496
Nielsen Holdings PLC	332,046	7,441,151
Robert Half International, Inc.	124,694	9,699,946
		22,906,593
Road & Rail - 0.3%
Kansas City Southern	7,103	1,508,251
Lyft, Inc. (b)	22,376	1,246,343
Old Dominion Freight Lines, Inc.	12,437	2,671,094
		5,425,688
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	17,849	6,652,501
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	37,561	1,177,162

TOTAL INDUSTRIALS		242,285,412

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	5,209	1,457,687
Ciena Corp. (b)	128,841	6,721,635
Juniper Networks, Inc.	214,386	4,990,906
		13,170,228
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	22,273	2,799,271
Dolby Laboratories, Inc. Class A	17,678	1,725,903
Jabil, Inc.	127,475	5,503,096
Keysight Technologies, Inc. (b)	70,203	9,935,129
National Instruments Corp.	140,786	6,250,898
Vontier Corp. (b)	23,579	740,381
Zebra Technologies Corp. Class A (b)	26,688	13,328,788
		40,283,466
IT Services - 3.3%
Amdocs Ltd.	125,921	9,546,071
Booz Allen Hamilton Holding Corp. Class A	29,159	2,249,325
CACI International, Inc. Class A (b)	4,538	1,004,441
EPAM Systems, Inc. (b)	6,602	2,466,573
Euronet Worldwide, Inc. (b)	32,945	4,951,963
Fastly, Inc. Class A (a)(b)	4,764	350,535
Genpact Ltd.	18,744	758,007
Global Payments, Inc.	35,345	6,997,957
GoDaddy, Inc. (b)	19,501	1,581,921
MongoDB, Inc. Class A (b)	6,087	2,349,156
Okta, Inc. (b)	22,599	5,908,509
Sabre Corp. (a)	327,328	4,808,448
StoneCo Ltd. Class A (b)	17,044	1,462,546
Twilio, Inc. Class A (b)	20,348	7,994,322
VeriSign, Inc. (b)	10,172	1,973,673
		54,403,447
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	82,660	9,769,585
Brooks Automation, Inc.	29,784	2,476,837
Cirrus Logic, Inc. (b)	16,863	1,379,056
Cree, Inc. (b)	66,721	7,570,165
Enphase Energy, Inc. (b)	29,214	5,143,417
First Solar, Inc. (b)	17,725	1,436,080
KLA Corp.	40,933	12,739,578
Marvell Technology Group Ltd.	40,832	1,971,369
Maxim Integrated Products, Inc.	21,870	2,037,628
Microchip Technology, Inc.	12,770	1,949,085
Micron Technology, Inc. (b)	14,483	1,325,629
Monolithic Power Systems, Inc.	6,573	2,461,720
ON Semiconductor Corp. (b)	107,479	4,328,179
Qorvo, Inc. (b)	37,750	6,596,058
Skyworks Solutions, Inc.	55,270	9,828,111
SolarEdge Technologies, Inc. (b)	21,768	6,493,612
Teradyne, Inc.	67,142	8,635,133
Xilinx, Inc.	26,498	3,452,689
		89,593,931
Software - 7.2%
Atlassian Corp. PLC (b)	7,385	1,755,415
Avalara, Inc. (b)	54,174	8,502,068
Bill.Com Holdings, Inc. (b)	13,537	2,233,740
Cadence Design Systems, Inc. (b)	97,976	13,823,434
Citrix Systems, Inc.	11,198	1,495,829
Cloudflare, Inc. (b)	35,620	2,634,811
Coupa Software, Inc. (b)	7,713	2,670,703
Crowdstrike Holdings, Inc. (b)	34,625	7,479,000
Datadog, Inc. Class A (b)	17,556	1,675,018
DocuSign, Inc. (b)	35,967	8,152,280
Dropbox, Inc. Class A (b)	269,779	6,082,168
Fair Isaac Corp. (b)	18,726	8,568,081
FireEye, Inc. (b)	201,390	3,890,855
Fortinet, Inc. (b)	34,348	5,799,660
Manhattan Associates, Inc. (b)	9,229	1,134,706
NortonLifeLock, Inc.	10,066	196,388
Nuance Communications, Inc. (b)	213,450	9,519,870
Palo Alto Networks, Inc. (b)	4,235	1,517,443
Proofpoint, Inc. (b)	7,368	890,939
SS&C Technologies Holdings, Inc.	35,885	2,378,458
Synopsys, Inc. (b)	51,420	12,608,698
Teradata Corp. (b)	125,695	5,040,370
The Trade Desk, Inc. (b)	5,821	4,688,175
Workday, Inc. Class A (b)	7,335	1,798,395
Zscaler, Inc. (b)	18,582	3,809,867
		118,346,371
Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp.	23,651	1,620,803

TOTAL INFORMATION TECHNOLOGY		317,418,246

MATERIALS - 6.0%
Chemicals - 2.5%
Albemarle Corp. U.S.	8,271	1,300,284
CF Industries Holdings, Inc.	212,282	9,612,129
Corteva, Inc.	138,750	6,264,563
Eastman Chemical Co.	77,606	8,479,232
Huntsman Corp.	248,128	6,773,894
NewMarket Corp.	2,630	996,717
RPM International, Inc.	33,696	2,683,549
The Scotts Miracle-Gro Co. Class A	26,260	5,597,319
		41,707,687
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	21,276	7,167,246
Vulcan Materials Co.	28,182	4,706,112
		11,873,358
Containers & Packaging - 0.5%
Ball Corp.	33,122	2,828,288
Crown Holdings, Inc.	12,423	1,187,142
Graphic Packaging Holding Co.	269,518	4,277,251
		8,292,681
Metals & Mining - 2.3%
Freeport-McMoRan, Inc.	494,677	16,774,493
Newmont Corp.	38,416	2,089,062
Reliance Steel & Aluminum Co.	72,181	9,542,328
Royal Gold, Inc.	16,827	1,745,128
Steel Dynamics, Inc.	169,413	7,044,193
		37,195,204

TOTAL MATERIALS		99,068,930

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Alexandria Real Estate Equities, Inc.	8,137	1,299,398
American Homes 4 Rent Class A	153,980	4,794,937
Apartment Income (REIT) Corp.	42,929	1,754,938
Apple Hospitality (REIT), Inc.	378,708	5,396,589
AvalonBay Communities, Inc.	17,152	3,014,464
Brandywine Realty Trust (SBI)	61,874	756,719
Brixmor Property Group, Inc.	317,198	6,242,457
Camden Property Trust (SBI)	32,246	3,358,421
Cousins Properties, Inc.	27,582	925,100
CyrusOne, Inc.	8,311	545,451
Douglas Emmett, Inc.	23,672	775,258
EastGroup Properties, Inc.	3,239	440,860
Equity Commonwealth	29,619	835,552
Equity Lifestyle Properties, Inc.	64,823	3,996,338
Equity Residential (SBI)	25,468	1,665,862
Essex Property Trust, Inc.	28,913	7,366,743
First Industrial Realty Trust, Inc.	80,017	3,417,526
Gaming & Leisure Properties	185,086	8,217,818
Host Hotels & Resorts, Inc.	598,861	9,935,104
Lamar Advertising Co. Class A	39,105	3,386,102
Life Storage, Inc.	22,281	1,869,376
Outfront Media, Inc.	69,228	1,403,944
Park Hotels & Resorts, Inc.	308,834	6,717,140
Public Storage	5,609	1,312,169
Realty Income Corp.	57,715	3,477,906
SBA Communications Corp. Class A	13,384	3,414,660
VICI Properties, Inc.	36,195	1,031,558
		87,352,390
UTILITIES - 3.4%
Electric Utilities - 1.5%
Entergy Corp.	23,866	2,071,807
Evergy, Inc.	6,811	365,274
Eversource Energy	5,195	412,899
Hawaiian Electric Industries, Inc.	64,304	2,248,068
IDACORP, Inc.	23,143	1,995,852
NRG Energy, Inc.	8,984	328,006
OGE Energy Corp.	165,409	4,841,521
PPL Corp.	211,945	5,550,840
Xcel Energy, Inc.	125,388	7,346,483
		25,160,750
Gas Utilities - 0.1%
UGI Corp.	41,800	1,601,358
Independent Power and Renewable Electricity Producers - 0.7%
Brookfield Renewable Corp. (a)	17,340	800,761
Clearway Energy, Inc. Class C	14,193	389,740
The AES Corp.	162,851	4,325,323
Vistra Corp.	366,969	6,330,215
		11,846,039
Multi-Utilities - 0.9%
CMS Energy Corp.	50,955	2,757,175
Consolidated Edison, Inc.	15,338	1,006,940
DTE Energy Co.	30,352	3,573,037
MDU Resources Group, Inc.	146,265	4,110,047
Public Service Enterprise Group, Inc.	45,971	2,474,619
WEC Energy Group, Inc.	9,347	753,742
		14,675,560
Water Utilities - 0.2%
American Water Works Co., Inc.	10,267	1,456,682
Essential Utilities, Inc.	20,178	848,687
		2,305,369

TOTAL UTILITIES		55,589,076

TOTAL COMMON STOCKS
(Cost $1,210,099,131)		1,588,989,649

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%
(Cost $441,274)	6,562	647,144

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.07% (c)	41,814,147	41,822,510
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	28,476,880	28,479,728
TOTAL MONEY MARKET FUNDS
(Cost $70,302,238)		70,302,238
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,280,842,643)		1,659,939,031
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(21,688,018)
NET ASSETS - 100%		$1,638,251,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	190	March 2021	$47,399,300	$1,625,866	$1,625,866

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,587
Fidelity Securities Lending Cash Central Fund	29,608
Total	$43,195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$72,873,599	$72,873,599	$--	$--
Consumer Discretionary	216,852,200	216,852,200	--	--
Consumer Staples	30,393,706	30,393,706	--	--
Energy	55,090,352	55,090,352	--	--
Financials	204,886,251	204,886,251	--	--
Health Care	207,826,631	207,826,631	--	--
Industrials	242,285,412	242,285,412	--	--
Information Technology	317,418,246	317,418,246	--	--
Materials	99,068,930	99,068,930	--	--
Real Estate	87,352,390	87,352,390	--	--
Utilities	55,589,076	55,589,076	--	--
Money Market Funds	70,302,238	70,302,238	--	--
Total Investments in Securities:	$1,659,939,031	$1,659,939,031	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,625,866	$1,625,866	$--	$--
Total Assets	$1,625,866	$1,625,866	$--	$--
Total Derivative Instruments:	$1,625,866	$1,625,866	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,625,866	$0
Total Equity Risk	1,625,866	0
Total Value of Derivatives	$1,625,866	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,474,309) — See accompanying schedule: Unaffiliated issuers (cost $1,210,540,405)	$1,589,636,793
Fidelity Central Funds (cost $70,302,238)	70,302,238
Total Investment in Securities (cost $1,280,842,643)		$1,659,939,031
Segregated cash with brokers for derivative instruments		2,376,000
Receivable for investments sold		3,848,175
Receivable for fund shares sold		4,372,948
Dividends receivable		1,306,449
Distributions receivable from Fidelity Central Funds		6,438
Total assets		1,671,849,041
Liabilities
Payable for investments purchased	$3,687,830
Payable for fund shares redeemed	585,534
Accrued management fee	802,954
Payable for daily variation margin on futures contracts	40,895
Collateral on securities loaned	28,480,815
Total liabilities		33,598,028
Net Assets		$1,638,251,013
Net Assets consist of:
Paid in capital		$1,244,054,476
Total accumulated earnings (loss)		394,196,537
Net Assets		$1,638,251,013
Net Asset Value, offering price and redemption price per share ($1,638,251,013 ÷ 89,714,181 shares)		$18.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$9,382,334
Interest		7,591
Income from Fidelity Central Funds (including $29,608 from security lending)		43,195
Total income		9,433,120
Expenses
Management fee	$4,017,638
Independent trustees' fees and expenses	3,004
Miscellaneous	1,251
Total expenses before reductions	4,021,893
Expense reductions	(1)
Total expenses after reductions		4,021,892
Net investment income (loss)		5,411,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,310,244
Fidelity Central Funds	1,385
Foreign currency transactions	56
Futures contracts	8,436,433
Total net realized gain (loss)		43,748,118
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	248,985,581
Futures contracts	606,865
Total change in net unrealized appreciation (depreciation)		249,592,446
Net gain (loss)		293,340,564
Net increase (decrease) in net assets resulting from operations		$298,751,792

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,411,228	$15,836,494
Net realized gain (loss)	43,748,118	23,994,791
Change in net unrealized appreciation (depreciation)	249,592,446	37,141,842
Net increase (decrease) in net assets resulting from operations	298,751,792	76,973,127
Distributions to shareholders	(48,113,370)	(49,106,870)
Share transactions
Proceeds from sales of shares	327,784,161	356,099,125
Reinvestment of distributions	45,996,344	46,674,152
Cost of shares redeemed	(168,420,919)	(511,705,893)
Net increase (decrease) in net assets resulting from share transactions	205,359,586	(108,932,616)
Total increase (decrease) in net assets	455,998,008	(81,066,359)
Net Assets
Beginning of period	1,182,253,005	1,263,319,364
End of period	$1,638,251,013	$1,182,253,005
Other Information
Shares
Sold	19,144,533	25,241,616
Issued in reinvestment of distributions	2,692,994	3,028,822
Redeemed	(10,126,710)	(36,862,521)
Net increase (decrease)	11,710,817	(8,592,083)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$15.16	$14.59	$16.42	$14.93	$14.77	$11.98	$14.16
Income from Investment Operations
Net investment income (loss)D	.07	.19	.21	.26	.12	.21	.18
Net realized and unrealized gain (loss)	3.62	.97	(.71)	2.17	.13	2.76	(1.70)
Total from investment operations	3.69	1.16	(.50)	2.43	.25	2.97	(1.52)
Distributions from net investment income	(.16)	(.22)	(.25)	(.21)	(.02)	(.18)	(.14)
Distributions from net realized gain	(.43)	(.38)	(1.09)	(.73)	(.07)	–	(.51)
Total distributions	(.59)	(.59)E	(1.33)E	(.94)	(.09)	(.18)	(.66)E
Redemption fees added to paid in capitalD	–	–	–	–	–F	–F	–F
Net asset value, end of period	$18.26	$15.16	$14.59	$16.42	$14.93	$14.77	$11.98
Total ReturnG,H	24.62%	7.91%	(2.19)%	16.67%	1.72%	24.85%	(11.02)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.59%K	.59%	.59%	.59%	.59%K	.60%	.60%
Expenses net of fee waivers, if any	.59%K	.59%	.59%	.59%	.59%K	.60%	.60%
Expenses net of all reductions	.59%K	.59%	.59%	.59%	.59%K	.60%	.60%
Net investment income (loss)	.80%K	1.33%	1.46%	1.64%	1.62%K	1.53%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,638,251	$1,182,253	$1,263,319	$1,289,418	$1,183,861	$1,176,023	$805,242
Portfolio turnover rateL	40%K	73%	90%	108%	94%K	87%	88%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of February 28, 2021
Japan	25.1%
United Kingdom	12.8%
France	10.2%
Switzerland	8.7%
Germany	7.6%
Australia	6.9%
Netherlands	5.4%
Sweden	4.4%
Hong Kong	2.4%
Other*	16.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of February 28, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.6
Novartis AG (Switzerland, Pharmaceuticals)	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Total SA (France, Oil, Gas & Consumable Fuels)	1.0
BHP Billiton Ltd. (Australia, Metals & Mining)	1.0
Schneider Electric SA (France, Electrical Equipment)	1.0
L'Oreal SA (France, Personal Products)	1.0
AIA Group Ltd. (Hong Kong, Insurance)	0.9
12.8

Top Market Sectors as of February 28, 2021

% of fund's net assets
Industrials	17.2
Financials	16.5
Consumer Discretionary	14.7
Health Care	11.6
Materials	8.9
Information Technology	8.4
Consumer Staples	8.1
Energy	4.4
Communication Services	4.4
Utilities	2.3

Fidelity® International Enhanced Index Fund

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 6.9%
Afterpay Ltd. (a)	18,000	$1,655,364
AGL Energy Ltd.	162,644	1,172,622
Ampol Ltd.	5,608	106,065
APA Group unit	131,432	939,501
Aristocrat Leisure Ltd.	85,109	1,988,189
Aurizon Holdings Ltd.	2,322,454	6,808,517
Australia & New Zealand Banking Group Ltd.	500,366	10,075,623
BHP Billiton Ltd.	365,377	13,811,428
Commonwealth Bank of Australia	67,388	4,229,024
CSL Ltd.	6,583	1,330,094
Fortescue Metals Group Ltd.	371,466	6,891,229
Goodman Group unit	444,603	5,665,172
Macquarie Group Ltd.	79,771	8,745,393
Medibank Private Ltd.	310,506	661,805
National Australia Bank Ltd.	288,691	5,473,364
Qantas Airways Ltd.	632,826	2,434,640
Rio Tinto Ltd.	64,283	6,291,142
Suncorp Group Ltd.	314,000	2,401,577
Washington H. Soul Pattinson & Co. Ltd.	9,294	213,680
Wesfarmers Ltd.	190,824	7,229,886
Westpac Banking Corp.	200,000	3,666,445
Woodside Petroleum Ltd.	110,161	2,082,636
Woolworths Group Ltd.	62,433	1,892,739

TOTAL AUSTRALIA		95,766,135

Austria - 0.3%
OMV AG	47,158	2,267,974
Raiffeisen International Bank-Holding AG	36,604	742,848
Voestalpine AG	33,000	1,307,562

TOTAL AUSTRIA		4,318,384

Bailiwick of Jersey - 0.3%
Ferguson PLC	12,561	1,486,105
Glencore Xstrata PLC	631,702	2,570,775

TOTAL BAILIWICK OF JERSEY		4,056,880

Belgium - 1.3%
Ageas	129,730	7,272,185
Colruyt NV	42,814	2,564,265
KBC Groep NV	26,905	1,935,398
Solvay SA Class A	8,000	975,858
UCB SA	54,742	5,445,076

TOTAL BELGIUM		18,192,782

Bermuda - 0.1%
Kerry Properties Ltd.	276,423	889,164
Cayman Islands - 1.3%
BeiGene Ltd. ADR (a)	10,673	3,415,360
CK Asset Holdings Ltd.	959,828	5,636,621
CK Hutchison Holdings Ltd.	548,500	4,143,919
Sands China Ltd.	915,800	4,316,290
WH Group Ltd. (b)	781,500	701,254

TOTAL CAYMAN ISLANDS		18,213,444

Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	358	718,533
Series B	3,227	6,901,606
Carlsberg A/S Series B	35,799	5,634,253
Genmab A/S (a)	5,300	1,780,082
Novo Nordisk A/S Series B	62,003	4,423,114
Novozymes A/S Series B	54,864	3,389,832
Pandora A/S	65,129	6,336,213
Vestas Wind Systems A/S	13,046	2,446,452

TOTAL DENMARK		31,630,085

Finland - 0.7%
Kesko Oyj	57,000	1,446,991
Neste Oyj	57,592	3,784,296
Nokia Corp. sponsored ADR (a)(c)	481,000	1,885,520
Nordea Bank ABP (Stockholm Stock Exchange)	164,667	1,491,360
Orion Oyj (B Shares)	24,851	1,018,556

TOTAL FINLAND		9,626,723

France - 10.2%
Accor SA (a)	141,000	5,879,470
Alstom SA (a)	48,972	2,441,006
Arkema SA	23,879	2,636,225
bioMerieux SA	5,291	671,582
BNP Paribas SA	212,217	12,615,750
Bouygues SA	33,000	1,336,230
Compagnie de St. Gobain (a)	161,471	8,683,320
EDF SA	358,181	4,281,874
Eiffage SA	56,482	5,803,514
Eutelsat Communications	195,184	2,352,167
Hermes International SCA	8,934	9,951,466
Ipsen SA	6,000	511,457
Kering SA	3,527	2,233,713
L'Oreal SA	36,510	13,324,316
La Francaise des Jeux SAEM (b)	34,857	1,572,501
Legrand SA	34,888	3,027,409
LVMH Moet Hennessy Louis Vuitton SE	34,400	21,796,492
Remy Cointreau SA	3,295	628,142
Sanofi SA	70,079	6,431,199
Sanofi SA sponsored ADR (c)	50,057	2,297,116
Sartorius Stedim Biotech	11,301	4,935,950
Schneider Electric SA	90,692	13,411,023
SCOR SE	12,565	416,605
Total SA	296,905	13,844,717
Wendel SA	4,586	523,998

TOTAL FRANCE		141,607,242

Germany - 6.8%
Allianz SE	7,299	1,759,560
BASF AG	74,313	6,079,609
Bayerische Motoren Werke AG (BMW)	94,000	8,109,223
Brenntag AG	78,714	6,102,925
Continental AG	38,938	5,597,855
Daimler AG:
ADR	39,247	786,059
(Germany)	75,465	6,032,215
Deutsche Lufthansa AG (a)	145,000	2,149,258
Deutsche Post AG	25,748	1,278,841
HeidelbergCement AG	99,034	7,824,171
Hochtief AG	18,854	1,679,961
Infineon Technologies AG	96,000	4,169,837
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,222	10,619,988
Nemetschek Se	20,085	1,263,780
SAP SE	103,367	12,785,120
SAP SE sponsored ADR (c)	14,047	1,732,697
Siemens AG	20,059	3,104,356
Siemens AG sponsored ADR	6,906	535,215
Siemens Healthineers AG (b)	18,631	1,030,223
TeamViewer AG (a)(b)	18,221	978,312
Telefonica Deutschland Holding AG	538,848	1,436,825
Volkswagen AG	3,302	771,706
Vonovia SE	22,136	1,408,590
Zalando SE (a)(b)	69,597	7,139,322

TOTAL GERMANY		94,375,648

Hong Kong - 2.4%
AIA Group Ltd.	1,029,032	12,977,565
CLP Holdings Ltd.	124,000	1,210,605
Galaxy Entertainment Group Ltd.	107,000	978,063
Henderson Land Development Co. Ltd.	1,118,584	4,872,578
Hong Kong Exchanges and Clearing Ltd.	81,100	4,947,691
Techtronic Industries Co. Ltd.	541,000	8,258,211

TOTAL HONG KONG		33,244,713

Ireland - 0.2%
Flutter Entertainment PLC (Ireland)	7,319	1,408,061
James Hardie Industries PLC CDI	22,040	619,161

TOTAL IRELAND		2,027,222

Isle of Man - 0.2%
Entain PLC (a)	142,806	2,811,267
Israel - 0.8%
Check Point Software Technologies Ltd. (a)	32,500	3,582,800
NICE Systems Ltd. (a)	7,601	1,768,641
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	420,000	4,519,200
Wix.com Ltd. (a)	4,696	1,636,885

TOTAL ISRAEL		11,507,526

Italy - 1.9%
Enel SpA	361,547	3,408,991
Eni SpA	400,288	4,576,500
Intesa Sanpaolo SpA	2,200,282	5,656,995
Leonardo SpA	315,149	2,521,011
Mediobanca SpA (a)	208,181	2,164,676
Poste Italiane SpA (b)	233,956	2,654,557
Prysmian SpA	21,661	697,545
Snam Rete Gas SpA	718,029	3,721,788
UniCredit SpA	120,995	1,246,725

TOTAL ITALY		26,648,788

Japan - 25.1%
AEON Co. Ltd.	46,000	1,389,040
AGC, Inc.	98,900	3,644,539
Ajinomoto Co., Inc.	61,300	1,221,410
Amada Co. Ltd.	191,200	2,336,085
Asahi Kasei Corp.	268,630	2,914,269
Astellas Pharma, Inc.	185,425	2,931,788
Calbee, Inc.	35,900	943,009
Canon, Inc.	118,400	2,567,877
Chugai Pharmaceutical Co. Ltd.	65,400	2,936,143
Dai Nippon Printing Co. Ltd.	222,280	4,018,412
Dai-ichi Mutual Life Insurance Co.	185,267	3,292,779
Daicel Chemical Industries Ltd.	102,100	747,108
Daiichi Sankyo Kabushiki Kaisha	40,500	1,150,054
Daikin Industries Ltd.	8,000	1,559,112
DENSO Corp.	24,400	1,474,113
East Japan Railway Co.	30,200	2,250,870
ENEOS Holdings, Inc.	353,900	1,564,942
Fujitsu Ltd.	53,255	7,726,150
Hirose Electric Co. Ltd.	10,000	1,457,855
Hoya Corp.	80,184	9,101,988
INPEX Corp.	288,000	2,141,450
Isuzu Motors Ltd.	225,500	2,373,238
Itochu Corp.	33,400	997,592
ITOCHU Techno-Solutions Corp.	8,200	251,550
Japan Post Bank Co. Ltd.	84,900	807,623
Japan Post Holdings Co. Ltd.	956,977	8,225,358
Japan Post Insurance Co. Ltd.	242,600	4,959,195
Japan Prime Realty Investment Corp.	300	1,084,948
Japan Real Estate Investment Corp.	529	3,220,798
JTEKT Corp.	301,000	3,196,919
Kajima Corp.	169,300	2,172,750
Kakaku.com, Inc.	45,500	1,442,751
Kamigumi Co. Ltd.	200,100	3,739,380
KDDI Corp.	175,420	5,468,453
Keyence Corp.	3,100	1,470,388
Kurita Water Industries Ltd.	40,000	1,617,337
Kyocera Corp.	35,000	2,265,459
LIXIL Group Corp.	138,200	3,872,634
M3, Inc.	116,300	9,243,283
Marubeni Corp.	866,350	6,490,644
Mazda Motor Corp.	563,900	4,486,010
Medipal Holdings Corp.	290,357	5,747,486
Mitsubishi Electric Corp.	345,758	5,120,255
Mitsubishi Estate Co. Ltd.	21,700	377,628
Mitsubishi Heavy Industries Ltd.	84,900	2,462,794
Mitsubishi UFJ Financial Group, Inc.	1,263,812	6,647,267
Mitsubishi UFJ Lease & Finance Co. Ltd.	528,371	2,830,338
Nexon Co. Ltd.	180,400	5,680,226
NH Foods Ltd.	20,000	846,161
Nidec Corp.	5,800	739,587
Nintendo Co. Ltd.	17,000	10,396,736
Nippon Express Co. Ltd.	54,100	4,046,028
Nippon Yusen KK	239,900	6,939,032
Nissan Motor Co. Ltd. sponsored ADR (a)(c)	87,636	962,681
Nitto Denko Corp.	86,800	7,450,667
Nomura Holdings, Inc.	1,395,900	8,153,698
Nomura Research Institute Ltd.	188,900	5,865,744
Obayashi Corp.	251,500	2,171,147
OBIC Co. Ltd.	17,100	2,884,357
Odakyu Electric Railway Co. Ltd.	30,700	902,295
Olympus Corp.	330,200	6,957,209
Otsuka Holdings Co. Ltd.	41,200	1,643,305
Panasonic Corp.	594,000	7,679,315
Persol Holdings Co. Ltd.	60,000	1,185,984
Renesas Electronics Corp. (a)	201,700	2,211,992
ROHM Co. Ltd.	60,300	5,922,801
SCSK Corp.	18,800	1,105,830
Secom Co. Ltd.	63,500	5,529,268
Sega Sammy Holdings, Inc.	85,200	1,429,924
Sekisui House Ltd.	152,600	2,879,354
SG Holdings Co. Ltd.	35,600	817,569
Shimamura Co. Ltd.	14,600	1,453,220
Shin-Etsu Chemical Co. Ltd.	57,600	9,440,307
SoftBank Corp.	580,000	7,842,926
SoftBank Group Corp.	120,800	11,274,203
Sony Corp.	16,700	1,763,540
Sony Corp. sponsored ADR	79,619	8,424,486
Sumitomo Chemical Co. Ltd.	776,800	3,781,712
Sumitomo Mitsui Financial Group, Inc.	204,892	7,233,798
Sumitomo Rubber Industries Ltd.	101,000	1,122,801
T&D Holdings, Inc.	86,500	1,178,190
Taiheiyo Cement Corp.	58,500	1,467,905
TDK Corp.	51,500	7,416,714
Tokyo Century Corp.	11,600	755,232
Tokyo Electron Ltd.	28,800	12,010,090
Toppan Printing Co. Ltd.	234,600	3,706,590
Tosoh Corp.	69,300	1,273,934
Toto Ltd.	88,800	5,385,523
Toyo Suisan Kaisha Ltd.	49,600	2,112,519
Toyoda Gosei Co. Ltd.	56,400	1,460,860
Toyota Motor Corp.	91,959	6,795,198
Unicharm Corp.	28,000	1,107,444
West Japan Railway Co.	12,900	794,053
Yamaha Motor Co. Ltd.	48,900	1,075,553
Yamato Holdings Co. Ltd.	173,200	4,570,548
Yamazaki Baking Co. Ltd.	37,000	622,365
ZOZO, Inc.	35,800	1,118,383

TOTAL JAPAN		347,530,075

Luxembourg - 0.2%
Aroundtown SA	176,061	1,277,532
Tenaris SA	193,582	2,021,519

TOTAL LUXEMBOURG		3,299,051

Netherlands - 5.4%
Adyen BV (a)(b)	1,000	2,333,385
Akzo Nobel NV	7,763	801,393
ASML Holding NV (Netherlands)	44,775	25,392,838
CNH Industrial NV	409,615	6,049,265
Heineken Holding NV	48,764	4,189,138
Heineken NV (Bearer)	15,668	1,544,475
Koninklijke Ahold Delhaize NV	267,188	7,055,030
Koninklijke Philips Electronics NV	141,218	7,710,087
Stellantis NV (Italy)	489,287	7,930,752
STMicroelectronics NV (France)	100,838	3,916,271
Vopak NV	6,102	290,887
Wolters Kluwer NV	89,390	7,083,818

TOTAL NETHERLANDS		74,297,339

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp.	240,568	5,084,305
Norway - 0.6%
DNB ASA	128,113	2,491,899
Equinor ASA	154,272	2,904,632
Norsk Hydro ASA	105,496	584,020
Yara International ASA	44,294	2,128,213

TOTAL NORWAY		8,108,764

Portugal - 0.0%
Energias de Portugal SA ADR (c)	2,055	119,765
Singapore - 2.2%
CapitaMall Trust	508,300	800,532
ComfortDelgro Corp. Ltd.	2,602,167	3,141,960
DBS Group Holdings Ltd.	389,395	7,779,723
Genting Singapore Ltd.	9,796,160	6,281,474
Suntec (REIT)	1,182,200	1,285,578
United Overseas Bank Ltd.	428,855	7,937,709
Wilmar International Ltd.	674,100	2,669,303

TOTAL SINGAPORE		29,896,279

Spain - 1.7%
ACS Actividades de Construccion y Servicios SA	149,550	4,572,338
Banco Bilbao Vizcaya Argentaria SA	623,359	3,466,424
Endesa SA	43,973	1,090,293
Iberdrola SA	713,459	8,974,090
Red Electrica Corporacion SA	36,899	617,277
Telefonica SA	1,256,084	5,362,484

TOTAL SPAIN		24,082,906

Sweden - 4.4%
Atlas Copco AB:
(A Shares)	99,126	5,657,205
(B Shares)	84,478	4,095,891
Essity AB (B Shares)	66,413	1,996,189
Evolution Gaming Group AB (b)	64,791	8,068,278
Husqvarna AB (B Shares)	95,640	1,170,029
ICA Gruppen AB	26,022	1,235,474
Kinnevik AB (B Shares)	61,669	2,865,846
Sandvik AB	345,351	9,271,909
Skandinaviska Enskilda Banken AB (A Shares)	649,080	7,470,197
SKF AB (B Shares)	180,471	4,917,914
Swedish Match Co. AB	61,865	4,448,706
Volvo AB (B Shares)	376,686	9,649,236

TOTAL SWEDEN		60,846,874

Switzerland - 8.7%
ABB Ltd. (Reg.)	83,344	2,399,432
Adecco SA (Reg.)	22,200	1,393,037
Clariant AG (Reg.)	55,991	1,170,108
Coca-Cola HBC AG	72,485	2,260,069
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	12,618	4,439
Series A	17,830	1,716,651
Credit Suisse Group AG	698,096	10,099,053
Ems-Chemie Holding AG	1,155	1,022,124
Geberit AG (Reg.)	4,188	2,468,648
Givaudan SA	840	3,164,602
Kuehne & Nagel International AG	10,507	2,491,464
LafargeHolcim Ltd. (Reg.)	84,986	4,686,305
Nestle SA (Reg. S)	259,619	27,096,094
Novartis AG	239,688	20,643,473
Roche Holding AG (participation certificate)	46,745	15,335,119
Siemens Energy AG (a)	29,064	1,095,849
Sonova Holding AG Class B	16,483	4,218,372
Swatch Group AG (Bearer)	24,187	7,211,031
Swiss Prime Site AG	9,285	868,635
UBS Group AG	760,083	11,781,642

TOTAL SWITZERLAND		121,126,147

United Kingdom - 12.8%
Admiral Group PLC	25,672	1,104,461
Anglo American PLC (United Kingdom)	157,749	6,093,287
AstraZeneca PLC (United Kingdom)	70,721	6,842,804
Auto Trader Group PLC (a)(b)	102,374	787,110
Aviva PLC	767,256	3,887,227
BAE Systems PLC	788,302	5,336,065
Barclays PLC	2,438,838	5,422,871
Barratt Developments PLC	430,226	3,982,353
Berkeley Group Holdings PLC	40,913	2,310,210
BHP Group PLC	309,191	9,820,072
BP PLC sponsored ADR (c)	372,154	9,084,279
British American Tobacco PLC (United Kingdom)	3,936	136,678
BT Group PLC	2,166,421	3,729,057
Burberry Group PLC	203,412	5,145,011
Diageo PLC	132,151	5,178,172
Evraz PLC	147,633	1,174,446
GlaxoSmithKline PLC	327,000	5,456,246
GlaxoSmithKline PLC sponsored ADR (c)	107,945	3,628,031
Hikma Pharmaceuticals PLC	68,412	2,131,167
HSBC Holdings PLC:
(United Kingdom)	166,085	994,911
sponsored ADR (c)	349,046	10,370,157
Imperial Brands PLC	186,836	3,469,798
InterContinental Hotel Group PLC (a)	40,596	2,852,848
J Sainsbury PLC	627,470	1,977,420
Legal & General Group PLC	879,646	3,177,781
Lloyds Banking Group PLC	3,541,813	1,929,839
London Stock Exchange Group PLC	1,715	230,460
London Stock Exchange Group PLC ADR (c)	38,634	1,318,965
National Grid PLC	337,083	3,790,312
Persimmon PLC	102,177	3,686,943
Prudential PLC ADR (c)	57,564	2,273,778
RELX PLC:
(London Stock Exchange)	78,679	1,855,244
sponsored ADR (c)	32,820	770,942
Rio Tinto PLC	146,473	12,694,366
Royal Dutch Shell PLC:
Class A rights 12/31/49(a)(d)	523,252	87,195
Class A (United Kingdom)	523,252	10,702,851
Class B rights 3/31/21(a)(d)	326,533	54,414
Class B (United Kingdom)	326,533	6,401,136
Smith & Nephew PLC	150,225	2,917,546
Tate & Lyle PLC	663,259	6,717,861
Taylor Wimpey PLC	1,108,572	2,434,073
Unilever PLC	110,703	5,757,459
United Utilities Group PLC	232,418	2,782,017
Vodafone Group PLC	2,317,309	3,966,868
Whitbread PLC (a)	49,000	2,317,658
WM Morrison Supermarkets PLC	243,346	579,232

TOTAL UNITED KINGDOM		177,361,621

United States of America - 0.5%
AstraZeneca PLC sponsored ADR (c)	133,186	6,443,539
TOTAL COMMON STOCKS
(Cost $1,111,786,837)		1,353,112,668

Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Henkel AG & Co. KGaA	46,938	4,620,124
Sartorius AG (non-vtg.)	5,885	3,020,573
Volkswagen AG	17,984	3,754,291

TOTAL NONCONVERTIBLE PREFERRED STOCK

(Cost $10,934,388)		11,394,988

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.07% (e)	15,183,480	15,186,517
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	14,968,427	14,969,924
TOTAL MONEY MARKET FUNDS
(Cost $30,156,441)		30,156,441
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,152,877,666)		1,394,664,097
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,025,870)
NET ASSETS - 100%		$1,385,638,227

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	192	March 2021	$20,774,400	$(313,326)	$(313,326)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,264,942 or 1.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,092
Fidelity Securities Lending Cash Central Fund	78,795
Total	$83,887

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$59,739,806	$8,960,800	$50,779,006	$--
Consumer Discretionary	201,499,627	135,212,902	66,286,725	--
Consumer Staples	115,365,130	64,296,401	51,068,729	--
Energy	62,129,173	20,734,449	41,394,724	--
Financials	230,965,553	139,218,434	91,747,119	--
Health Care	160,951,527	73,172,961	87,778,566	--
Industrials	235,289,842	116,307,307	118,982,535	--
Information Technology	116,258,257	39,844,353	76,413,904	--
Materials	122,811,830	51,506,786	71,305,044	--
Real Estate	27,387,776	22,137,570	5,250,206	--
Utilities	32,109,135	20,917,210	11,191,925	--
Money Market Funds	30,156,441	30,156,441	--	--
Total Investments in Securities:	$1,394,664,097	$722,465,614	$672,198,483	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(313,326)	$(313,326)	$--	$--
Total Liabilities	$(313,326)	$(313,326)	$--	$--
Total Derivative Instruments:	$(313,326)	$(313,326)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(313,326)
Total Equity Risk	0	(313,326)
Total Value of Derivatives	$0	$(313,326)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,317,137) — See accompanying schedule: Unaffiliated issuers (cost $1,122,721,225)	$1,364,507,656
Fidelity Central Funds (cost $30,156,441)	30,156,441
Total Investment in Securities (cost $1,152,877,666)		$1,394,664,097
Segregated cash with brokers for derivative instruments		1,325,808
Cash		10,924
Foreign currency held at value (cost $317,271)		317,263
Receivable for fund shares sold		1,507,280
Dividends receivable		4,703,883
Distributions receivable from Fidelity Central Funds		7,579
Total assets		1,402,536,834
Liabilities
Payable for investments purchased on a delayed delivery basis	$141,610
Payable for fund shares redeemed	796,282
Accrued management fee	698,308
Payable for daily variation margin on futures contracts	281,468
Other payables and accrued expenses	10,928
Collateral on securities loaned	14,970,011
Total liabilities		16,898,607
Net Assets		$1,385,638,227
Net Assets consist of:
Paid in capital		$1,355,215,675
Total accumulated earnings (loss)		30,422,552
Net Assets		$1,385,638,227
Net Asset Value, offering price and redemption price per share ($1,385,638,227 ÷ 132,345,623 shares)		$10.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$11,496,263
Non-Cash dividends		1,285,159
Interest		1,674
Income from Fidelity Central Funds (including $78,795 from security lending)		83,887
Income before foreign taxes withheld		12,866,983
Less foreign taxes withheld		(739,763)
Total income		12,127,220
Expenses
Management fee	$3,788,224
Independent trustees' fees and expenses	2,958
Miscellaneous	1,237
Total expenses before reductions	3,792,419
Expense reductions	(4)
Total expenses after reductions		3,792,415
Net investment income (loss)		8,334,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,954,209
Fidelity Central Funds	(60)
Foreign currency transactions	(170,949)
Futures contracts	2,311,767
Total net realized gain (loss)		33,094,967
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	147,481,768
Assets and liabilities in foreign currencies	(85,286)
Futures contracts	(929,628)
Total change in net unrealized appreciation (depreciation)		146,466,854
Net gain (loss)		179,561,821
Net increase (decrease) in net assets resulting from operations		$187,896,626

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,334,805	$29,712,952
Net realized gain (loss)	33,094,967	(84,803,987)
Change in net unrealized appreciation (depreciation)	146,466,854	95,864,718
Net increase (decrease) in net assets resulting from operations	187,896,626	40,773,683
Distributions to shareholders	(21,705,885)	(47,815,176)
Share transactions
Proceeds from sales of shares	183,971,433	465,032,067
Reinvestment of distributions	18,920,477	42,797,410
Cost of shares redeemed	(166,367,494)	(823,753,671)
Net increase (decrease) in net assets resulting from share transactions	36,524,416	(315,924,194)
Total increase (decrease) in net assets	202,715,157	(322,965,687)
Net Assets
Beginning of period	1,182,923,070	1,505,888,757
End of period	$1,385,638,227	$1,182,923,070
Other Information
Shares
Sold	18,482,054	54,187,748
Issued in reinvestment of distributions	1,899,646	4,453,424
Redeemed	(16,672,438)	(97,743,672)
Net increase (decrease)	3,709,262	(39,102,500)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A	2017 B	2016 C
Selected Per–Share Data
Net asset value, beginning of period	$9.20	$8.98	$9.83	$9.73	$8.48	$7.42	$8.77
Income from Investment Operations
Net investment income (loss)D	.06	.19	.30	.27	.18	.20	.19
Net realized and unrealized gain (loss)	1.38	.32	(.95)	–E	1.07	1.08	(1.38)
Total from investment operations	1.44	.51	(.65)	.27	1.25	1.28	(1.19)
Distributions from net investment income	(.17)	(.29)	(.20)	(.14)F	–	(.20)	(.16)
Distributions from net realized gain	–	–	–	(.03)F	–	(.02)	–E
Total distributions	(.17)	(.29)	(.20)	(.17)	–	(.22)	(.16)
Redemption fees added to paid in capitalD	–	–	–	–E	–E	–E	–E
Net asset value, end of period	$10.47	$9.20	$8.98	$9.83	$9.73	$8.48	$7.42
Total ReturnG,H	15.72%	5.55%	(6.51)%	2.71%	14.74%	17.31%	(13.71)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.59%K	.59%	.59%	.59%	.59%K	.62%	.62%
Expenses net of fee waivers, if any	.59%K	.59%	.59%	.59%	.59%K	.62%	.62%
Expenses net of all reductions	.59%K	.59%	.59%	.59%	.59%K	.62%	.62%
Net investment income (loss)	1.30%K	2.13%	3.27%	2.69%	3.86%K	2.53%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,385,638	$1,182,923	$1,505,889	$1,691,151	$576,386	$271,576	$152,699
Portfolio turnover rateL	66%K	75%	103%	66%	70%K	75%	77%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$797,956,122	$685,512,333	$(10,623,360)	$674,888,973
Fidelity Large Cap Value Enhanced Index Fund	3,881,006,594	1,129,037,989	(99,093,593)	1,029,944,396
Fidelity Large Cap Core Enhanced Index Fund	805,489,917	411,763,392	(13,294,078)	398,469,314
Fidelity Mid Cap Enhanced Index Fund	1,284,726,983	418,334,157	(41,496,243)	376,837,914
Fidelity International Enhanced Index Fund	1,156,873,219	283,769,950	(46,292,398)	237,477,552

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity International Enhanced Index Fund	(191,290,042)	(51,213,658)	(242,503,700)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2020 to February 28, 2021. Loss deferrals were as follows:

Capital losses
Fidelity Large Cap Value Enhanced Index Fund	(87,111,781)
Fidelity Mid Cap Enhanced Index Fund	(22,159,765)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	441,147,186	479,049,860
Fidelity Large Cap Value Enhanced Index Fund	1,510,018,937	1,246,818,123
Fidelity Large Cap Core Enhanced Index Fund	372,911,662	369,366,329
Fidelity Mid Cap Enhanced Index Fund	403,413,837	264,746,308
Fidelity International Enhanced Index Fund	429,387,292	409,318,550

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity International Enhanced Index Fund	.59%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Large Cap Growth Enhanced Index Fund	$1,384
Fidelity Large Cap Value Enhanced Index Fund	4,006
Fidelity Large Cap Core Enhanced Index Fund	1,093
Fidelity Mid Cap Enhanced Index Fund	1,251
Fidelity International Enhanced Index Fund	1,237

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Enhanced Index Fund	$639	$-	$-
Fidelity Large Cap Value Enhanced Index Fund	$3,273	$1	$-
Fidelity Large Cap Core Enhanced Index Fund	$723	$-	$-
Fidelity Mid Cap Enhanced Index Fund	$3,918	$-	$-
Fidelity International Enhanced Index Fund	$2,256	$-	$-

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Large Cap Growth Enhanced Index Fund	$7
Fidelity Large Cap Core Enhanced Index Fund	13
Fidelity Mid Cap Enhanced Index Fund	1
Fidelity International Enhanced Index Fund	4

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 56% of the total outstanding shares of Fidelity Large Cap Value Enhanced Index Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 60% of the total outstanding shares of Fidelity Large Cap Value Enhanced Index Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Actual		$1,000.00	$1,066.60	$2.00
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Large Cap Value Enhanced Index Fund	.39%
Actual		$1,000.00	$1,206.80	$2.13
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Large Cap Core Enhanced Index Fund	.39%
Actual		$1,000.00	$1,107.30	$2.04
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Mid Cap Enhanced Index Fund	.59%
Actual		$1,000.00	$1,246.20	$3.29
Hypothetical-C		$1,000.00	$1,021.87	$2.96
Fidelity International Enhanced Index Fund	.59%
Actual		$1,000.00	$1,157.20	$3.16
Hypothetical-C		$1,000.00	$1,021.87	$2.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GEI-SANN-0421
1.855142.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021